                          GOODWIN, PROCTER & HOAR LLP

                              COUNSELLORS AT LAW
                                EXCHANGE PLACE
                       BOSTON, MASSACHUSETTS 02109-2881
                                                        TELEPHONE  (617)570-1000
                                                        TELECOPIER (617)570-1231

                                October 1, 1999


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

     Re:  Fifth Third Funds, Inc.
          Post-Effective Amendment No. 29 to
          Registration Statement on Form N-1A
          Securities Act of 1933 Registration No. 33-24848
          Investment Company Act of 1940 File No. 811-8384
          CIK No. 0000840678

Ladies and Gentlemen:

     On behalf of Fifth Third Funds, a Massachusetts business trust (the "Registrant"), we hereby file electronically with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), as the same have been modified by Regulation S-T, Post-Effective Amendment No. 29 (the "Amendment") to the above-captioned Registration Statement, together with the exhibits indicated as being filed therewith.

     As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective November 30, 1999, pursuant to Rule 485(a)(1) under the Securities Act.

     The Amendment is being filed primarily to conform the Registrant's Prospectuses for Investment A shares, Investment C shares and Institutional shares for the separate series of the Registrant, as well as its Statement of Additional Information, to the amendments to Form N-1A as adopted by the Securities and Exchange Commission (the "Commission") in Release IC-23064 (March 13, 1998). In addition, the Amendment reflects changes to the names of certain money market funds: Fifth Third Government Cash Reserves Fund is now Fifth Third Government Money Market Fund; Fifth Third Commercial Paper Fund is now

                          GOODWIN, PROCTER & HOAR LLP

Securities and Exchange Commission
October 1, 1999
Page 2


Fifth Third Prime Money Market Fund; and Fifth Third U.S. Treasury Obligations Fund is now Fifth Third U.S. Treasury Money Market Fund.

     Please call me at (617) 570-1629 if you have any question or if we may be of further assistance.

                                       Very truly yours,

                                       /s/ John Hunt

                                       John Hunt
JH/hex
Enclosure
cc:  Sheila J. Williams
          Fifth Third Bank

  As filed with the Securities and Exchange Commission on October 1, 1999
                                            Registration Nos. 33-24848; 811-5669
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. __                  [_]
         Post-Effective Amendment No. 29                 [X]

                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

         Amendment No. 30                                [X]

                               FIFTH THIRD FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road
                   Columbus, Ohio                               43219
      (Address of Principal Executive Office)                 (Zip Code)

                                (614) 470-8000
             (Registrant's Telephone Number, including Area Code)

                               Jeffrey C. Cusick
                                Vice President
                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                    (Name and Address of Agent for Service)

                                with a copy to:

                              John Hunt, Esquire
                          Goodwin, Procter & Hoar LLP
                                Exchange Place
                                53 State Street
                         Boston, Massachusetts  02109

================================================================================
It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to      [_] On    pursuant to paragraph (a)
    paragraph (b)
[X] 60 days after filing pursuant to         [_] On    pursuant to
       paragraph (a)(1)                          paragraph (a)(1)
[_] 75 days after filing pursuant to         [_] On   pursuant to
    paragraph (a)(2)                             paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

FIFTH THIRD FUNDS
--------------------------------------------------------------------------------


                            PROSPECTUS

                            NOVEMBER 30, 1999

INVESTMENT A SHARES         EQUITY FUNDS
INVESTMENT C SHARES         ------------
INSTITUTIONAL SHARES        FIFTH THIRD QUALITY GROWTH FUND
                            FIFTH THIRD EQUITY INCOME FUND
                            FIFTH THIRD CARDINAL FUND
                            FIFTH THIRD PINNACLE FUND
                            FIFTH THIRD BALANCED FUND
                            FIFTH THIRD MID-CAP FUND
                            FIFTH THIRD INTERNATIONAL EQUITY FUND

                            BOND FUNDS
                            ----------
                            FIFTH THIRD BOND FUND FOR INCOME
                            FIFTH THIRD QUALITY BOND FUND
                            FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND

                            MUNICIPAL BOND FUNDS
                            --------------------
                            FIFTH THIRD MUNICIPAL BOND FUND
                            FIFTH THIRD OHIO TAX FREE BOND FUND
_____________________
|QUESTIONS?         |
|CALL 1-888-799-5353|
|OR YOUR INVESTMENT |
|REPRESENTATIVE.    |
____________________|       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                            APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN
                            THIS PROSPECTUS OR DETERMINED WHETHER THIS
                            PROSPECTUS IS ACCURATE OR COMPLETE.  ANY
                            REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                            OFFENSE.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          OBJECTIVES, STRATEGIES AND RISKS
                            OVERVIEW
                            EQUITY FUNDS
                            BOND FUNDS
                            MUNICIPAL BOND FUNDS
                            ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

                          SHAREHOLDER FEES AND FUND EXPENSES
                            FEE TABLES
                            EXPENSE EXAMPLES

                          FUND MANAGEMENT
                            INVESTMENT ADVISERS AND SUBADVISER
                            PORTFOLIO MANAGERS
                            FUND ADMINISTRATION

                          SHAREHOLDER INFORMATION
                            PURCHASING AND SELLING FUND SHARES
                            PURCHASING AND ADDING TO YOUR SHARES
                            SELLING YOUR SHARES
                            EXCHANGING YOUR SHARES
                            DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                            DIVIDENDS AND DISTRIBUTIONS
                            TAXATION

                          FINANCIAL HIGHLIGHTS

                          BACK COVER
                            WHERE TO LEARN MORE ABOUT FIFTH THIRD FUNDS

OBJECTIVES, STRATEGIES AND RISKS

OVERVIEW

This prospectus provides important information about each of the equity, bond and municipal bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 .  the investment objective

 .  principal investment strategies

 .  principal risks, and

 .  volatility and performance information

All Funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Asset Management, Inc. ("MSAM") acts as investment subadviser to Fifth Third International Fund.

Like all mutual funds (other than money market funds and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

EQUITY FUNDS

FIFTH THIRD QUALITY GROWTH FUND

FUNDAMENTAL OBJECTIVE                      Growth of capital.  Income is a secondary objective.

PRINCIPAL INVESTMENT                       Under normal market conditions, the Fund invests at least 65% of total
STRATEGIES                                 assets in common stocks of high quality growth companies.

                                           High quality growth companies are companies, in the opinion of Fifth Third
                                           Bank, offer excellent prospects for consistent, above-average revenue and earnings growth.  To determine whether a company is of high quality, the
                                           Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management.  Most of the companies in which the Fund invests are companies with a market capitalization greater than $100 million.

                                           To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities.  The Fund reserves the right to invest up to 35% of total assets in those securities.  At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

PRINCIPAL INVESTMENT RISKS                 The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                           Stocks that pay regular dividends do not tend to be as volatile as stocks that do not.  A regular dividend provides investors some return of their
____________________________               investment, to an extent, supporting the stock's price, even during periods
| AN INVESTMENT IN THE     |               when the prices of equity securities generally are falling.  However,
| FUND IS NOT A DEPOSIT OF |               dividend-paying stocks, especially those that pay significant dividends,
| FIFTH THIRD BANK OR ANY  |               also tend to appreciate less quickly than stocks of companies in emerging
| OTHER BANK AND IS NOT    |               markets, which tend to reinvest most profits into research, development,
| INSURED OR GUARANTEED BY |               plant and equipment to accommodate expansion.
| THE FDIC OR ANY OTHER    |
| GOVERNMENT AGENCY.       |               Generally, growth oriented stocks may be sensitive to market movements.  The
___________________________|               prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                                           Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIFTH THIRD QUALITY GROWTH FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The Standard
and Poor's 500 Composite Stock Price Index
(the "S&P 500") is an unmanaged index of 500
selected common stocks, most of which are
listed on the New York Stock Exchange.

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99) ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)
                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               ------------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)      11/20/92        __.__%             __.__%              __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent     4/25/96        __.__%               N/A               __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES            11/2/98           N/A                N/A              __.__%
-------------------------------------------------------------------------------------------------

S&P 500(R) INDEX                               __.__%             __.__%              __.__%
-------------------------------------------------------------------------------------------------

FIFTH THIRD EQUITY INCOME FUND

FUNDAMENTAL OBJECTIVE                      High level of current income consistent with capital appreciation.

PRINCIPAL INVESTMENT                       Under normal market conditions, the Fund invests at least 65% of total
STRATEGIES                                 assets in common stocks of large-capitalization companies, many of which are expected to pay regular dividends, and convertible debt securities that at the time of investment, have above-average current yields.
                                           Large-capitalization companies have market capitalizations comparable to the market capitalizations of those companies in the S&P 500 Index.

                                           The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth and which have attractive dividend yields or the prospects of increasing dividend rates.  At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the
                                           Baa major rating category or higher by Moody's, or their unrated equivalents.

                                           The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and non-convertible corporate bonds.

PRINCIPAL INVESTMENT RISKS                 The principal risks of investing in the Fund include the risks of investing in equities and in debt.  The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.  The risks of investing in debt securities includes the tendency of bond prices to fall as interest rates rise.

                                           Significant investment in large companies also creates various risks for the
                                           Fund.  For instance, larger, more established companies tend to operate in
____________________________               mature markets, which often are very competitive.  Larger companies also do
| AN INVESTMENT IN THE     |               not tend to respond quickly to competitive challenges, especially to
| FUND IS NOT A DEPOSIT OF |               challenges caused by technology and consumer preferences.
| FIFTH THIRD BANK OR ANY  |
| OTHER BANK AND IS NOT    |               Stocks that pay regular dividends tend to be less volatile than stocks that
| INSURED OR GUARANTEED BY |               do not.  A regular dividend provides investors some return of their
| THE FDIC OR ANY OTHER    |               investment, to an extent, supporting the stock's price, even during periods
| GOVERNMENT AGENCY.       |               when the prices of equity securities generally are falling.  However,
___________________________|               dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                                           The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases.
                                           A less significant risk of bond investing is that an issuer could default on principal or interest payments.  Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIFTH THIRD EQUITY INCOME FUND, Continued

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The Standard
and Poor's 500 Composite Stock Price Index
(the "S&P 500") is an unmanaged index of 500
selected common stocks, most of which are
listed on the New York Stock Exchange.

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                  Best  quarter:     Q_ 19__                ____%
                                                                   Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                         Year to Date Return (1/1/99 to 9/30/99) ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)       1/27/97        __.__%               N/A                 __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent     1/27/97        __.__%               N/A                 __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES            11/2/98           N/A               N/A                 __.__%
-------------------------------------------------------------------------------------------------

S&P 500(R) INDEX                               __.__%             __.__%                __.__%
-------------------------------------------------------------------------------------------------

FIFTH THIRD CARDINAL FUND

FUNDAMENTAL OBJECTIVE                Long-term growth of capital and income.  Current income is a secondary objective.

PRINCIPAL INVESTMENT                 Under normal market conditions, the Fund invests at least 65%
STRATEGIES                           of total assets in common stocks that have the potential for long-term growth.  Those stocks primarily are issued by
                                     large-capitalization, U.S. companies which the Fund believes are in a strong financial condition, have a significant market presence and have healthy growth prospects.  Large-cap
                                     companies have, at the time of investment, market
                                     capitalizations comparable to the market capitalizations of those companies in the S&P 500 Index.

                                     With income as a secondary objective, the Fund attaches some significance to a company's dividend payment history and
                                     prospects for future dividend growth.

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as [government and corporate bonds].

PRINCIPAL INVESTMENT RISKS           The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster
                                     performance.

                                     Generally, growth oriented stocks are sensitive to market
                                     movements.  The prices of growth stocks tend to reflect future
____________________________         expectations, and when those expectations are not met, share
| AN INVESTMENT IN THE     |         prices generally fall.
| FUND IS NOT A DEPOSIT OF |
| FIFTH THIRD BANK OR ANY  |         Significant investment in large companies also creates various
| OTHER BANK AND IS NOT    |         risks for the Fund.  For instance, larger, more established
| INSURED OR GUARANTEED BY |         companies tend to operate in mature markets, which often are
| THE FDIC OR ANY OTHER    |         very competitive.  Larger companies also do not tend to
| GOVERNMENT AGENCY.       |         response quickly to competitive challenges, especially to
___________________________|         challenges caused by technology and consumer preferences.

                                     Stocks that pay regular dividends tend to be less volatile than stocks that do not.  A regular dividend provides investors some return of their investment, to an extent, supporting a stock's price, even during periods when the prices of equity securities generally are falling.  However, dividend-paying stocks,
                                     especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research,
                                     development, plant and equipment to accommodate expansion.

FIFTH THIRD CARDINAL FUND, Continued

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Standard
and Poor's 500 Composite Stock Price Index
(the "S&P 500") is an unmanaged index of 500
selected common stocks, most of which are
listed on the New York Stock Exchange.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception                                        Past 10 Years  or
                                 Date         Past Year       Past 5 Years       Since Inception
                               ------------------------------------------------------------------
INVESTMENT A SHARES/1/
(with 4.50% sales charge)       __/__/93        __.__%               N/A              __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent     __/__/__        __.__%               N/A              __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES/2/           1/2/97           N/A                N/A             __.__%
-------------------------------------------------------------------------------------------------

[S&P 500(R) INDEX]                              __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

____________________________
/1/ For periods prior to September 21, 1998, reflects performance of Investor shares of The Cardinal Fund.
/2/ For periods prior to September 21, 1998, reflects performance of Institutional Shares of The Cardinal Fund.

FIFTH THIRD PINNACLE FUND

FUNDAMENTAL OBJECTIVE                Long-term capital appreciation.

PRINCIPAL INVESTMENT                 Under normal market conditions, the Fund invests at least 65%
STRATEGIES                           of total assets in common stocks and convertible securities that have the potential for long-term growth.

                                     In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted.  Generally, those companies are expected to grow faster than the economy as a whole.  Those companies also tend to be established companies that appear to be capable of sustained growth.  Although most of those companies are large, the Fund may invest in stocks of companies of any size.  Current income is not a factor in stock selection.

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as [government and corporate bonds].

PRINCIPAL INVESTMENT RISKS           The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster
                                     performance.

                                     Generally, growth oriented stocks may be sensitive to market
____________________________         movements.  The prices of growth stocks tend to reflect future
| AN INVESTMENT IN THE     |         expectations, and when those expectations are not met, prices
| FUND IS NOT A DEPOSIT OF |         generally fall.
| FIFTH THIRD BANK OR ANY  |
| OTHER BANK AND IS NOT    |         Significant investment in large companies also creates various
| INSURED OR GUARANTEED BY |         risks for the Fund.  For instance, larger, more established
| THE FDIC OR ANY OTHER    |         companies tend to operate in mature markets, which often are
| GOVERNMENT AGENCY.       |         very competitive.  Larger companies also do not tend to respond
___________________________|         quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

FIFTH THIRD PINNACLE FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Standard
and Poor's 500 Composite Stock Price Index
(the "S&P 500") is an unmanaged index of 500
selected common stocks, most of which are
listed on the New York Stock Exchange.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each               The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders               sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                  Best  quarter:     Q_ 19__                ____%
                                                                   Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                         Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception                                        Past 10 Years  or
                                 Date         Past Year       Past 5 Years       Since Inception
                               -------------------------------------------------------------------
INVESTMENT A SHARES/1/
(with 4.50% sales charge)      __/__/89         __.__%             __.__%                __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent      3/9/98         __.__%               N/A                 __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES            11/2/98           N/A                N/A                 __.__%
-------------------------------------------------------------------------------------------------

[S&P 500(R) INDEX]                             __.__%             __.__%                __.__%
-------------------------------------------------------------------------------------------------

_____________________
/1/ For periods prior to March 6, 1998, reflects performance of Investment A shares of The Pinnacle Fund.

FIFTH THIRD BALANCED FUND

FUNDAMENTAL OBJECTIVE                      Capital appreciation and income.

PRINCIPAL INVESTMENT                       Under normal market conditions, the Fund uses an asset allocation strategy,
STRATEGIES                                 investing in three primary categories of securities: stocks, bonds and money market instruments.  The Fund intends to invest between 50% to 75% of total assets in stocks and convertible securities, such as convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in non-convertible preferred stocks, corporate bonds and U.S. government
                                           securities] and 0% to 25% in money market instruments.   By analyzing
                                           financial trends and market conditions, the Fund may adjust its allocations from time to time.  However, the Fund takes a moderate- to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                                           The equity position of the Fund tends to be invested in high quality growth companies that are either large- or mid-sized.  While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index, when Fifth Third
                                           Bank believes that market conditions favor securities of smaller companies.

                                           The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length.  The
                                           Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years.  At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by
                                           Moody's, or their unrated equivalents.

PRINCIPAL INVESTMENT RISKS                 The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

                                           To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

____________________________               Significant investments in large companies also creates various risks for
| AN INVESTMENT IN THE     |               the Fund.  For instance, larger, more established companies tend to operate
| FUND IS NOT A DEPOSIT OF |               in mature markets, which often are very competitive.  Larger companies also
| FIFTH THIRD BANK OR ANY  |               do not tend to respond quickly to competitive challenges, especially to
| OTHER BANK AND IS NOT    |               changes caused by technology or consumer preferences.
| INSURED OR GUARANTEED BY |
| THE FDIC OR ANY OTHER    |               To the extent the Fund invests in bonds, it assumes the risks of bond
| GOVERNMENT AGENCY.       |               investing, including the tendency of prices to fall as interest rates rise.
___________________________|               That risk is greater for bonds with longer maturities.  Less significantly is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund.  Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


FIFTH THIRD BALANCED FUND, Continued

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an                                YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
indication of the risks of an investment in                              FOR INVESTMENT A SHARES
the Fund by showing  its performance
from year to year and over time, as well
as compared to a broad-based securities
index.  The [Standard and Poor's 500
Composite Stock Price Index (the "S&P 500")
is an unmanaged index of 500 selected
common stocks, most of which are
listed on the New York Stock Exchange.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)       11/20/92        __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent      4/25/96        __.__%               N/A              __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES             11/2/98           N/A                N/A             __.__%
-------------------------------------------------------------------------------------------------

[S&P 500(R) INDEX]                              __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

FIFTH THIRD MID CAP FUND

FUNDAMENTAL OBJECTIVE                Growth of Capital.  Income is a secondary objective.

PRINCIPAL INVESTMENT                 Under normal market conditions, the Fund expects to invest at
STRATEGIES                           least 65% of total assets in common stocks of companies with market capitalizations comparable to the market capitalization of companies in the Standard & Poor's MidCap 400 Index
                                     (generally, between $500 million and $10 billion).

                                     The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends.  The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                                     To achieve its secondary objective of income, the Fund
                                     generally relies on dividend income that it receives from
                                     common stocks.  The Fund also relies on interest income from investing up to 35% of total assets in, among other things, convertible securities.  At the time of investment, those
                                     securities are rated investment grade, that is, in the BBB major rating category of higher by Standard & Poor's, or in the
                                     Baa major rating category or higher by Moody's, or their
                                     non-rated equivalents.

PRINCIPAL INVESTMENT RISKS           The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

                                     Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger
____________________________         companies have.  Generally, growth oriented stocks are
| AN INVESTMENT IN THE     |         sensitive to market movements.  The prices of growth stocks
| FUND IS NOT A DEPOSIT OF |         tend to reflect future expectations, and when those
| FIFTH THIRD BANK OR ANY  |         expectations change or are not met, share prices generally fall.
| OTHER BANK AND IS NOT    |
| INSURED OR GUARANTEED BY |         Stocks that pay regular dividends tend to be less volatile than
| THE FDIC OR ANY OTHER    |         stocks that do not.  A regular dividend provides investors some
| GOVERNMENT AGENCY.       |         return on their investment, to an extent, supporting a stock's
___________________________|         price, even during periods when prices of equity securities are falling.  However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                                     To the extent the Fund invests in bonds, it assumes the risks of bond investigating, including the tendency of prices to fall as interest rates rise.  That risk is greater for bonds with longer maturities.  Less significantly is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund.  Prices of convertible
                                     securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which
                                     generally is common stock.

FIFTH THIRD MID CAP FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Standard
and Poor's MidCap 400 Index (the "S&P 400")
is an unmanaged index generally
representative of the mid-cap sector of the
U.S. stock market.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)       11/20/92       __.__%             __.__%              __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent      4/24/96       __.__%               N/A               __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES             11/2/98          N/A               N/A               __.__%
-------------------------------------------------------------------------------------------------

[S&P 400(R) INDEX                              __.__%             __.__%              __.__%
-------------------------------------------------------------------------------------------------

FIFTH THIRD INTERNATIONAL EQUITY FUND

FUNDAMENTAL OBJECTIVE                Long-term capital appreciation.

PRINCIPAL INVESTMENT                 Under normal market conditions, the Fund invests at least 65%
STRATEGIES                           of total assets in equity securities of non-U.S. companies.
                                     The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

                                     The Fund uses a top-down, bottom-up strategy of selecting its portfolio.  It allocates assets among geographic regions and individual countries, [investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates].  Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging markets.  In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index, which usually is the Morgan Stanley Capital
                                     International Index for that country.  From time to time,
                                     however, the Fund may overweight or underweight industries represented in that index.

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S.
                                     companies, U.S. and non-U.S. government bonds and U.S. and
                                     non-U.S. corporate bonds.


PRINCIPAL INVESTMENT RISKS           The principal risks of investing in the Fund include the risks generally of stock investing, such as, the risk of sudden and unpredictable drops in value of the market as a whole and
                                     periods of lackluster performance.

                                     Stocks of foreign companies present additional risks for U.S.
                                     investors.  Stocks of international companies tend to be less liquid and more volatile than their U.S. counterparts, in part
____________________________         because accounting standards and market regulations tend to be
| AN INVESTMENT IN THE     |         less standardized and economic and political climates less
| FUND IS NOT A DEPOSIT OF |         stable.  Fluctuations in exchange rates also may reduce or
| FIFTH THIRD BANK OR ANY  |         eliminate gains or create losses.  These risks usually are
| OTHER BANK AND IS NOT    |         higher in emerging markets, such as most countries in Africa,
| INSURED OR GUARANTEED BY |         Asia, Latin America and the Middle East.  To the extent that
| THE FDIC OR ANY OTHER    |         the Fund invests in those kinds of stocks or in those areas, it
| GOVERNMENT AGENCY.       |         will be exposed to the risks associated with those kinds of
___________________________|         investments.


FIFTH THIRD INTERNATIONAL EQUITY FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Morgan
Stanley International EAFE Index (the "EAFE
Index") is an unmanaged index generally
representative of the foreign stock market.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best quarter:      Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)        8/19/94        __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable                 4/25/96        __.__%               N/A              __.__%
 Contingent Deferred Sales
 Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES            11/2/98          N/A                N/A               __.__%
-------------------------------------------------------------------------------------------------

[EAFE INDEX]                                    __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

BOND FUNDS

FIFTH THIRD BOND FUND FOR INCOME

FUNDAMENTAL OBJECTIVE                High level of current income.

PRINCIPAL INVESTMENT                 Under normal market conditions, the Fund invests at least 65%
STRATEGIES                           of total assets in debt securities and mortgage-backed
                                     securities.  At the time of investment, each of those
                                     securities has a remaining maturity or average life of 10 years
                                     or less and is rated as investment grade.   Investment grade
                                     securities are securities rated in the BBB major rating
                                     category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated
                                     equivalents.

                                     From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities.  Mortgage-backed securities represent interests to the revenue from pools of mortgages.

                                     The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates.  Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth
                                     Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as, high yield bonds.

PRINCIPAL INVESTMENT RISKS           The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying interest and principal.

                                     Generally, the price of a bond moves in the opposite direction from interest rates.  New bonds issued after a rise in rates offer higher yields to investors.  The only way an existing bond with a lower yield can appear attractive to investors is by selling at a lower price.  This process works in reverse as well; as interest rates fall, the price of a bond tends to
____________________________         increase.
| AN INVESTMENT IN THE     |
| FUND IS NOT A DEPOSIT OF |         The prices of mortgage-backed securities also are affected by
| FIFTH THIRD BANK OR ANY  |         changes in interest rates.  Although mortgage-backed securities
| OTHER BANK AND IS NOT    |         tend to pay higher interest rates, they also carry additional
| INSURED OR GUARANTEED BY |         risk.  For instance, their prices and yields typically assume
| THE FDIC OR ANY OTHER    |         that the securities will be redeemed at a given time before
| GOVERNMENT AGENCY.       |         maturity.  When interest rates fall substantially, they usually
___________________________|         are redeemed early because the underlying mortgages often are prepaid.  The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate.  The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.


FIFTH THIRD BOND FUND FOR INCOME, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Lehman
Brothers Intermediate Government Corporate
Index ("LBIGC") is an unmanaged index
generally representative of the performance
of the bond market as a whole.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best quarter:      Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)       1/27/97         __.__%               N/A               __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent     1/27/97         __.__%               N/A               __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES           11/2/98            N/A                N/A               __.__%
-------------------------------------------------------------------------------------------------

[LBIGC]                                         __.__%             __.__%              __.__%
-------------------------------------------------------------------------------------------------

FIFTH THIRD QUALITY BOND FUND

FUNDAMENTAL OBJECTIVE                      High current income and capital growth.

PRINCIPAL INVESTMENT                       Under normal market conditions, the Fund invests at least 65% of total
STRATEGIES                                 assets in debt securities and mortgage-backed securities, which generally offer higher interest rates than many types of debt securities.  At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less and is rated as investment grade.  Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                                           The Fund is managed for growth of capital but with less volatility than the volatility generally associated with a portfolio composed solely of stocks.
                                           In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                                           The Fund reserves the right to invest up to 35% of total assets in other securities, such as high yield bonds.

PRINCIPAL INVESTMENT RISKS                 The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying interest and principal.

                                           Generally, the price of a bond moves in the opposite direction from interest rates.  New bonds issued after a rise in rates offer higher yields to investors.  The only way an existing bond with a lower yield can appear attractive to investors is by selling at a lower price.  This process works
____________________________               in reverse as well; as interest rates fall, the price of a bond tends to
| AN INVESTMENT IN THE     |               increase.
| FUND IS NOT A DEPOSIT OF |
| FIFTH THIRD BANK OR ANY  |               The prices of mortgage-backed securities also are affected by changes in
| OTHER BANK AND IS NOT    |               interest rates.  Although mortgage-backed securities tend to pay higher
| INSURED OR GUARANTEED BY |               interest rates, they also carry additional risk.  Their prices and yields
| THE FDIC OR ANY OTHER    |               typically assume that the securities will be redeemed at a given time before
| GOVERNMENT AGENCY.       |               maturity.  When interest rates fall substantially, they usually are redeemed
___________________________|               early because the underlying mortgages often are prepaid.  The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate.  The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

FIFTH THIRD QUALITY BOND FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Lehman
Brothers Intermediate Government Corporate
Index ("LBIGC") is an unmanaged index
generally representative of the performance
of the bond market as a whole.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)      11/20/92        __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent     4/25/96        __.__%              N/A               __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES            11/2/98          N/A               N/A               __.__%
-------------------------------------------------------------------------------------------------

[S&P 500(R) INDEX]                             __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND

FUNDAMENTAL OBJECTIVE                High level of current income.  Capital growth is a secondary objective.

PRINCIPAL INVESTMENT                 Under normal market conditions, the Fund invests at least 65%
STRATEGIES                           of total assets in U.S. government securities.  At the time of investment, those securities have a remaining maturity or
                                     average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                                     U.S. government securities are debt securities issued or
                                     guaranteed as to principal or interest by the U.S. Treasury, various government agencies or certain organizations, which have been formed by an Act of Congress.  They may include
                                     securities issued or sponsored by Government National Mortgage
                                     Association (Ginnie Mae), Federal National Mortgage Association
                                     (Fannie Mae) and Federal Home Loan Mortgage Corporation
                                     (Freddie Mac).

                                     U.S. Treasury securities are direct obligations of the U.S.
                                     government, and are backed by the U.S. government's full faith and credit.  The principal and interest to be paid on
                                     securities issued by some U.S. government agencies also may be backed by the U.S. government's full faith and credit, by other obligations of the Treasury or by the agency itself.  While there are different degrees of credit quality, all U.S.
                                     government securities generally are considered highly credit worthy.

                                     In selecting portfolio securities, the Fund generally
                                     considers, among other things, stated interest rates and the price of a security.  The Fund attempts to limit volatility of
                                     Fund share prices by managing the average life of the Fund's investment portfolio.

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as corporate bonds and high yield bonds.

PRINCIPAL INVESTMENT RISKS           The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying interest and principal.

                                     Generally, the price of a bond moves in the opposite direction from interest rates.  New bonds issued after a rise in rates offer higher yields to investors.  The only way an existing bond with a lower yield can appear attractive to investors is
____________________________         by selling at a lower price.  This process works in reverse as
| AN INVESTMENT IN THE     |         well; as interest rates fall, the price of a bond tends to
| FUND IS NOT A DEPOSIT OF |         increase.
| FIFTH THIRD BANK OR ANY  |
| OTHER BANK AND IS NOT    |
| INSURED OR GUARANTEED BY |
| THE FDIC OR ANY OTHER    |
| GOVERNMENT AGENCY.       |
___________________________|



FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Lehman
Brothers Intermediate Government Bond Index
("LBIGBI") is an unmanaged index generally
representative of intermediate-term
government bonds.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)      11/20/92         __.__%           __.__%              __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent     4/24/96         __.__%            N/A                __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES           11/2/98            N/A             N/A                __.__%
-------------------------------------------------------------------------------------------------

[LBIGBI]                                        __.__%           __.__%              __.__%
-------------------------------------------------------------------------------------------------

MUNICIPAL BOND FUNDS

FIFTH THIRD MUNICIPAL BOND FUND

FUNDAMENTAL OBJECTIVE                      High level of current income that is exempt from federal regular income taxes.

PRINCIPAL INVESTMENT                       Under normal market conditions, the Fund invests at least 80% of total
STRATEGIES                                 assets in municipal securities, which pay interest that is exempt from federal income tax.  The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities.  At the time of
                                           investment, they are rated as investment grade.   Investment grade
                                           securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                           [Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities.]  [The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer.  Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).]

                                           In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security.  The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                                           The Fund reserves the right to invest up to 35% of total assets in other securities, such as U.S. government securities, corporate debt securities and high yield debt securities.

PRINCIPAL INVESTMENT RISKS                 The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying interest and principal.

                                           Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors.
                                           The only way an existing bond with a lower yield can appear attractive to
____________________________               investors is by selling at a lower price. This process works in reverse as
| AN INVESTMENT IN THE     |               well; as interest rates fall, the price of a bond tends to increase.
| FUND IS NOT A DEPOSIT OF |
| FIFTH THIRD BANK OR ANY  |               The fund's performance may be affected by political and economic factors
| OTHER BANK AND IS NOT    |               at the state, regional or national level. Those factors may include
| INSURED OR GUARANTEED BY |               budgetary problems and declining tax bases. Actual or proposed changes in tax
| THE FDIC OR ANY OTHER    |               rates also may affect your net return. Limited obligation securities are not
| GOVERNMENT AGENCY.       |               general obligations of the issuers. As a result, in the event of a default
___________________________|               or termination, the security holders may have limited recourse.


FIFTH THIRD MUNICIPAL BOND FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Lehman
Brothers 7-Year Municipal Bond Index
("LB7MBI") is an unmanaged index that
generally is representative of municipal
bonds with intermediate maturities.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)        1/27/97        __.__%             N/A               __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent      1/27/97        __.__%             N/A               __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES            11/2/98         __.__%             N/A               __.__%
-------------------------------------------------------------------------------------------------

[LB7MBI]                                        __.__%          __.__%               __.__%
-------------------------------------------------------------------------------------------------

FIFTH THIRD OHIO TAX FREE BOND FUND

FUNDAMENTAL OBJECTIVE                      Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

PRINCIPAL INVESTMENT                       Under normal market conditions, the Fund invests at least 80% of total
STRATEGIES                                 assets in municipal securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities.  The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.  At the time of
                                           investment, they are rated as investment grade.   Investment grade
                                           securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                           [Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligations and revenue bonds of tax-exempt municipalities and general obligation and revenue bonds of tax-exempt municipalities.]  [The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer.  Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).]

                                           In selecting portfolio securities, the Fund considers, among other things, remaining maturity, stated interest rates and the price of a security.  The
                                           Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

PRINCIPAL INVESTMENT RISKS                 The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying interest and principal.

                                           Generally, the price of a bond moves in the opposite direction from interest rates.  New bonds issued after a rise in rates offer higher yields to investors.  The only way an existing bond with a lower yield can appear attractive to investors is by selling at a lower price.  This process works
____________________________               in reverse as well; as interest rates fall, the price of a bond tends to
| AN INVESTMENT IN THE     |               increase.
| FUND IS NOT A DEPOSIT OF |
| FIFTH THIRD BANK OR ANY  |               The Fund's performance may be affected by political and economic factors at
| OTHER BANK AND IS NOT    |               the state or regional level.  Those factors may include budgetary problems
| INSURED OR GUARANTEED BY |               and declining tax bases.  Actual or proposed changes in tax rates also may
| THE FDIC OR ANY OTHER    |               affect your net return.  Limited obligation securities are not general
| GOVERNMENT AGENCY.       |               obligations of the issuers.  As a result, in the event of a default or
___________________________|               termination, the security holders may have limited recourse.

                                           This Fund is a non-diversified fund with regard to issuers of securities.
                                           As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

FIFTH THIRD OHIO TAX FREE BOND FUND, CONTINUED

VOLATILITY AND PERFORMANCE INFORMATION

The bar chart and table provide an indication                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
of the risks of an investment in the Fund by                                 FOR INVESTMENT A SHARES
showing its performance from year to year and
over time, as well as compared to a
broad-based securities index.  The [Lehman
Brothers 7-Year Municipal Bond Index
("LB7MBI") is an unmanaged index that
generally is representative of municipal
bonds with intermediate maturities.]

The returns assume that Fund distributions
have been reinvested.  The returns for
Investment C shares and Institutional shares
will differ from the returns for Investment A
shares (which are shown in the bar chart)
because of differences in expenses of each                The bar chart above does not reflect the impact of any applicable
class. The table assumes that shareholders                sales charges or account fees, which would reduce returns.
redeem their fund shares at the end of the
period indicated.                                                   Best  quarter:     Q_ 19__                ____%
                                                                    Worst quarter:     Q_ 19__                ____%
Past performance does not indicate how the                          Year to Date Return (1/1/99 to 9/30/99)   ____%
Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                               Inception
                                 Date         Past Year       Past 5 Years       Since Inception
                               -----------------------------------------------------------------
INVESTMENT A SHARES
(with 4.50% sales charge)        5/27/93        __.__%              N/A               __.__%
-------------------------------------------------------------------------------------------------

INVESTMENT C SHARES
(with applicable Contingent      4/24/96        __.__%              N/A               __.__%
Deferred Sales Charge)
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES            11/2/98          N/A                N/A               __.__%
-------------------------------------------------------------------------------------------------

[LB7MBI]                                        __.__%             __.__%             __.__%
-------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

The primary investments and investment strategies of the Funds are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of each Fund's investments is included in the Funds' most recent annual or semi-annual report to shareholders. Please note, though, that a Fund may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving each Fund's investment strategy depends on the skill of Fifth Third Bank, Heartland or MSAM to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

INTERNATIONAL EXPOSURE              Many U.S. companies in which the Funds may invest generate significant revenues and
(Applies to all Equity and          earnings from abroad.  As a result, those companies and the prices of their
Bond Funds)                         securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  Taken as a whole, those factors could adversely affect the price of Fund shares.


FOREIGN SECURITIES                  Foreign securities are generally more volatile than their domestic counterparts, in
(Applies to Fifth Third Quality     part because of higher political and economical risks, lack of reliable information
Growth, Fifth Third Equity          and fluctuations in currency exchange rates.  Those risks are usually higher in less
Income, Fifth Third Mid Cap,        developed countries.
Fifth Third International
Equity, Fifth Third Bond Fund       In addition, foreign securities may be more difficult to resell and the markets for
for Income, and Fifth Third         them less efficient than for comparable U.S. securities.  Even where a foreign
Quality Bond Funds)                 security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S.
                                    dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

                                    The fund may use foreign currencies and related instruments to hedge its foreign investments.

REPURCHASE AGREEMENTS               Each Fund may enter into repurchase agreements.  A repurchase agreement is a
(Applies to all Funds)              agreement in which a Fund buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place.  The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value.  To mitigate that risk, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

SECURITIES LENDING                  Each Fund may seek additional income or fees by lending portfolio securities to
(Applies to all Funds)              qualified institutions.  By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money.

RESTRICTED AND ILLIQUID             Any securities that are thinly traded or whose resale is restricted can be difficult
SECURITIES                          to sell at a desired time and price.  Some of those securities are new and complex,
(Applies to all Funds)              and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.


DERIVATIVES                         Derivatives, a category that includes warrants, options and futures, are financial
(Applies to all Funds)              instruments whose value derives from another security, an index or currency.  Each
                                    Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  The
                                    Funds may also use derivatives for speculation (investing for potential income or capital gain).

                                    While hedging can guard against potential risks, it adds to a Fund's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

                                    The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

                                    With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a
                                    Fund.
WHEN-ISSUED SECURITIES              Each Fund may invest in securities prior to their date of issue.  These securities
(Applies to all Funds)              could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

BONDS                               The value of any bond held by a Fund is likely to decline when interest rates rise;
(Applies to all Funds)              this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for a Fund.

SHORT-TERM TRADING                  While the Funds ordinarily do not trade securities for short-term profits, they may
(Applies to all Funds)              sell any security at any time they believe best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability if there are capital gains.

DEFENSIVE INVESTING                 During unusual market conditions, each Fund may place up to 100% of total assets in
(Applies to all Funds)              cash or high-quality, short-term debt securities.  To the extent that a Fund does this, it is not pursuing its goal.

YEAR 2000                           Fifth Third Bank does not currently anticipate that computer problems related to the
(Applies to all Funds)              year 2000 will have a material effect on any Fund.  However, there can be no assurances is this area, including the possibility that year 2000 computer problems could negatively affect communications systems, investment markets or the economy in general.

SHAREHOLDER FEES AND FUND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's estimated operating expenses for the fiscal year ended July 31, 1999.

                                                            Equity Funds - Fee Table

SHAREHOLDER FEES         FIFTH THIRD          FIFTH THIRD         FIFTH THIRD         FIFTH THIRD
                       QUALITY GROWTH        EQUITY INCOME         CARDINAL            PINNACLE
                            FUND                 FUND                FUND                FUND

                        INVESTMENT A         INVESTMENT A        INVESTMENT A        INVESTMENT A
                        INVESTMENT C         INVESTMENT C        INVESTMENT C        INVESTMENT C
                        INSTITUTIONAL        INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
----------------        -------------        -------------       -------------       -------------
Maximum Sales
Charge (Load)
Imposed on
Purchases             4.50% None None       4.50% None None     4.50% None None     4.50% None None

Maximum Sales
Charge (Load)
Imposed on            None None None        None  None None     None None None      None None None
Reinvested
Dividends

Maximum
Deferred Sales
Load                  None 1.00% None       None 1.00% None     None 1.00% None     None 1.00% None

Annual Fund
Operating
Expenses
(as a percentage
of average net
assets)

Management
fees/1/               0.80% 0.80% 0.80%     0.80% 0.80% 0.80%   0.60% 0.60% 0.60%   0.80% 0.80% 0.80%

Distribution
[and/or Service]      0.25% 1.00% None      0.25% 1.00% None    0.25% 1.00% None    0.25% 1.00% None
(12b-1) fees

Other expenses/2/     ____% ____% ____%     ____% ____% ____%   ____% ____% ____%   ____% ____% ____%

Total Annual
Fund Operating
Expenses/3/           ____% ____% ____%     ____% ____% ____%   ____% ____% ____%   ____% ____% ____%

Fee Waiver

Net Annual Fund
Operating Expenses


                     FIFTH THIRD        FIFTH THIRD        FIFTH THIRD
                      BALANCED            MID CAP         INTERNATIONAL
                        FUND               FUND            EQUITY FUND

SHAREHOLDER FEES    INVESTMENT A       INVESTMENT A       INVESTMENT A
                    INVESTMENT C       INVESTMENT C       INVESTMENT C
                    ITERNATIONAL       INTERNATIONAL      INTERNATIONAL
----------------    ------------       -------------      -------------
Maximum Sales
Charge (Load)
Imposed on
Purchases         4.50% None None     4.50% None None     4.50% None None

Maximum Sales
Charge (Load)
Imposed on        None None None      None None None      None None None
Reinvested
Dividends

Maximum
Deferred Sales    None 1.00% None     None 1.00% None     None 1.00% None
Load

Annual Fund
Operating
Expenses
(as a percentage
of average net
assets)

Management       0.80% 0.80% 0.80%    0.80% 0.80% 0.80%   1.00% 1.00% 1.00%
fees/1/

Distribution
[and/or Service]  0.25% 1.00% None    0.25% 1.00% None    0.25% 1.00% None
(12b-1) fees

Other expenses/2/ ____% ____% ____%   ____% ____% ____%   ____% ____% ____%

Total Annual
Fund Operating
Expenses/3/       ____% ____% ____%   ____% ____% ____%   ____% ____% ____%

Fee Waiver

Net Annual Fund
Operating Expenses

--------
/1/  [Reserved]
/2/  Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.
/3/  Other Expenses and Total Fund Operating Expenses of the Fund are estimated for the current fiscal year.

                                                                                               MUNICIPAL BOND FUNDS -
                                           BOND FUNDS - FEE TABLE                                      FEE TABLE
                         ------------------------------------------------------------   -----------------------------------------
SHAREHOLDER FEES             FIFTH THIRD           FIFTH THIRD         FIFTH THIRD         FIFTH THIRD           FIFTH THIRD
                         BOND FUND FOR INCOME   QUALITY BOND FUND     U.S. GOVERNMENT   MUNICIPAL BOND FUND    OHIO TAX-FREE FUND
                                                                      SECURITIES FUND

                             INVESTMENT A          INVESTMENT A         INVESTMENT A       INVESTMENT A          INVESTMENT A
                             INVESTMENT C          INVESTMENT C         INVESTMENT C       INVESTMENT C          INVESTMENT C
                             INSTITUTIONAL         INSTITUTIONAL        INSTITUTIONAL      INSTITUTIONAL         INSTITUTIONAL
                         --------------------   -----------------     ---------------   -------------------    ------------------
Maximum Sales Charge
(Load)  Imposed on
Purchases                  4.50% None  None      4.50% None None      4.50% None None     4.50% None None        4.50% None None

Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends       None None None        None None None       None None None      None None None         None None None

Maximum Deferred
Sales Load                 None 1.00% None       None 1.00% None      None 1.00% None     None 1.00% None        None 1.00% None

Annual Fund
Operating Expenses
(as a percentage of
average net assets)

Management fees/1/           0.55% 0.55% 0.55%   0.55% 0.55% 0.55%    0.55% 0.55% 0.55%   0.55% 0.55% 0.55%   0.55% 0.55% 0.55%

Distribution
[and/or Service]
(12b-1) fees                 0.25% 1.00% None    0.25% 1.00% None     0.25% 1.00% None    0.25% 1.00% None    0.25% 1.00% _____

Other expenses/2/            ----- ----- -----   ----- ----- -----    ----- ----- -----   ----- ----- -----   ----- ----- -----

Total Annual Fund
Operating Expenses/3/        ----- ----- -----   ----- ----- -----    ----- ----- -----   ----- ----- -----   ----- ----- -----

Fee Waiver

Net Annual Fund
Operating Expenses

--------
/1/  [Reserved]
/2/  Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.
/3/  Other Expenses and Total Fund Operating Expenses of the Fund are estimated for the current fiscal year.

EXPENSE EXAMPLES

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of the period and no redemption. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Equity Funds
                                                                                  1          3          5          10
                                            Fifth Third Quality Growth Fund      Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                                                                  1          3          5          10
                                            Fifth Third Equity Income Fund       Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                                                                  1          3          5          10
                                            Fifth Third Cardinal Fund            Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                                                                  1          3          5          10
                                            Fifth Third Pinnacle Fund            Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                                                                  1          3          5          10
                                            Fifth Third Balanced Fund            Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                                                                  1          3          5          10
                                            Fifth Third Mid Cap Fund             Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                            Fifth Third International Equity      1          3          5          10
                                            Fund                                 Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
BOND FUNDS
                                                                                  1          3          5          10
                                            Fifth Third Bond Fund For Income     Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                                                                  1          3          5          10
                                            Fifth Third Quality Bond Fund        Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------


                                            Fifth Third U.S. Government           1         3           5          10
                                            Securities Fund                      Year     Years       Years       Years
                                            ---------------------------------- --------- --------- ------------ ----------
                                            Investment A Shares                  $___      $___       $___        $___
                                            ---------------------------------- --------- --------- ------------ ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___       $___        $___
                                              Assuming no Redemption             $___      $___       $___        $___
                                            ---------------------------------- --------- --------- ------------ ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
MUNICIPAL BOND FUNDS
                                                                                  1          3          5          10
                                            Fifth Third Municipal Bond Fund      Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

                                            Fifth Third Ohio Tax-Free             1          3          5          10
                                            Bond Fund                            Year      Years      Years       Years
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment A Shares                  $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Investment C Shares
                                              Assuming Redemption                $___      $___        $___       $___
                                              Assuming no Redemption             $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------
                                            Institutional Shares                 $___      $___        $___       $___
                                            ---------------------------------- --------- ---------- ----------- ----------

FUND MANAGEMENT

INVESTMENT ADVISERS AND SUBADVISER

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment manager to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 36 Pennsylvania Avenue Street, Suite 610, Indianapolis, Indiana 46204, serves as investment manager to Fifth Third Pinnacle Fund. Each of those two managers is a subsidiary of Fifth Third Bancorp. Morgan Stanley Asset Management, Inc., 1221 Avenue of the Americas, New York, New York 46204, serves as investment subadviser to Fifth Third International Equity Fund.

As of _____________, 1999, Fifth Third Bank had approximately $___ billion of assets under management, including approximately $____ billion of assets held by mutual funds. As of ______, 1999, Heartland had approximately $___ billion of assets under management, including approximately $___ billion of assets held by mutual funds. As of __________, 1999, MSAM had approximately $___ billion of assets under management, including approximately $___ billion of assets held by mutual funds.

The management and subadvisory fees paid by the Funds for the year ended July 31, 1999 are as follows:

----------------------------------------------------------------------
                                                 As a percentage of
                                                 average net assets
----------------------------------------------------------------------
Fifth Third Quality Growth Fund                                   0.80%
----------------------------------------------------------------------
Fifth Third Equity Income Fund                                    0.80%
----------------------------------------------------------------------
Fifth Third Cardinal Fund                                         0.60%
----------------------------------------------------------------------
Fifth Third Pinnacle Fund                                         0.80%
----------------------------------------------------------------------
Fifth Third Balanced Fund                                         0.80%
----------------------------------------------------------------------
Fifth Third Mid Cap Fund                                          0.80%
----------------------------------------------------------------------
Fifth Third International Equity Fund                             1.00%
(subadvisory fee)                                                (0.45%)*
----------------------------------------------------------------------
Fifth Third Bond Fund For Income                                  0.55%
----------------------------------------------------------------------
Fifth Third Quality Bond Fund                                     0.55%
----------------------------------------------------------------------
Fifth Third U.S. Government Securities Fund                       0.55%
----------------------------------------------------------------------
Fifth Third Municipal Bond Fund                                   0.55%
----------------------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund                               0.55%
----------------------------------------------------------------------

*Fifth Third Bank was responsible for paying this fee from the fees it receives as investment manager to Fifth Third International Equity Fund.

PORTFOLIO MANAGERS

FIFTH THIRD BANK

     EQUITY FUNDS

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993 and Fifth Third Cardinal Fund since 1998. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 19___, and Fifth Third Equity Income Fund since 19___. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

     BOND FUNDS/MUNICIPAL BOND FUNDS

Investment decisions for all of the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

HEARTLAND CAPITAL MANAGEMENT, INC.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas
F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a chartered financial analyst and holds a B.A. in Marketing form Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a chartered financial analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

MORGAN STANLEY ASSET MANAGEMENT, INC.

Barton M. Biggs has served as portfolio manager of the International Equity Fund since 19__. He has been Chairman and a Director of MSAM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which MSAM and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.


FUND ADMINISTRATION

BISYS Fund Services, Limited Partnership serves as the administrator of the Funds. The administrator generally assists in all aspects of the Fund administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

[INSERT NUMBERS]

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS at an annual rate of 0.025% of the average aggregate daily net assets of all the Funds.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING FUND SHARES

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV), which usually is determined using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.


PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 2:30 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A and Investment C shares through [banks,] brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares and which have a sales agreement with BISYS Fund Services, Limited Partnership, the distributor of Fund shares.

Institutional shares may be purchased through the Trust Department of Fifth Third Bank, qualified employee retirement plans [established by or through the distributor of Fund shares], or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by 2:30 p.m. Cincinnati time and that party may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                          MINIMUM INVESTMENTS

ACCOUNT TYPE                    MINIMUM                     MINIMUM
                          INITIAL INVESTMENT         SUBSEQUENT INVESTMENT
INVESTMENT A
INVESTMENT C
INSTITUTIONAL                 $  1,000
REGULAR                                                     $   50
--------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN     $  NONE                 $    NONE
--------------------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

For details and application forms, contact your broker or financial adviser or call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

A Fund may waive its minimum investment requirement and the Distributor may reject a purchase order if either considers it in the best interest of the Fund and its shareholders.

AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number (your Social Security Number for individual investors) on your account application.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY MAIL

IF PURCHASING THROUGH YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT, SIMPLY TELL YOUR ADVISOR OR BROKER THAT YOU WISH TO PURCHASE SHARES OF THE FUNDS AND HE OR SHE WILL TAKE CARE OF THE NECESSARY DOCUMENTATION. FOR ALL OTHER PURCHASES, FOLLOW THE INSTRUCTIONS BELOW.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

       BY REGULAR MAIL:                  BY EXPRESS MAIL:
       Fifth Third Funds                 Fifth Third Funds
       P.O. Box 5354                     312 Walnut Street, 21st Floor
       Cincinnati, OH 45201-5354         Cincinnati, OH 45202-3874

For Initial Investment:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to "Fifth Third Funds" and include the name of the appropriate Fund(s) on the check.
3. Mail or deliver a completed application and full payment to address above.

For Subsequent Investment:
1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
   . Fund name
   . Share class
   . Amount invested
   . Account name and account number
2. Make check, bank draft or money order payable to "Fifth Third Funds" and include your account number on the check.
3. Mail or deliver investment slip and full payment to the address above.

ELECTRONIC PURCHASES

To send full payment electronically, your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge you for using this service.

Establish the electronic purchase option on your account application or call 1-
800-282-5706.   Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-282-5706 to arrange a transfer from your bank account.



                         Electronic vs. Wire Transfer

                         Wire transfers allow financial institutions to send
                         funds to each other, almost instantaneously.   With an
                         electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH). ACH transactions usually clear within 2 to 3 days, but may take up to eight. There is generally no fee for ACH transactions.

BY WIRE TRANSFER
For Initial Investments: Call 1-800-282-5706 for a confirmation number and instructions for returning your completed application.

FOR INITIAL AND SUBSEQUENT INVESTMENTS:
Instruct your bank to wire transfer your investment to:
Routing Number:  ABA #042 000 314
Fifth Third Funds:  999-41387
Fifth Third Cincinnati
Attention:  Fifth Third Funds Dept.

INCLUDE:
Your name
Fund Name
Share Class
Your confirmation number

After instructing your bank to wire the funds, call 1-800-282-5706 to advise us of the amount being transferred and the name of your bank. NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with [60] days notice.

SYSTEMATIC INVESTMENT PROGRAM                                        DIRECTED DIVIDEND OPTION
You can make monthly automatic investments in the Funds from         By selecting the appropriate box in the Account
your bank account. There are no minimum amounts required for         Application, you can elect to receive your
automatic investments into the Funds. Systematic investment          distributions in cash (check) or have distributions
transactions occur on the 15th day of the month, if the Funds        (capital gains and dividends) reinvested in another
are open for business on that day, or on the next day that the       Fifth Third Fund without a sales charge.  You must
Funds are open for business.                                         maintain the minimum balance in each Fund into which
                                                                     you plan to reinvest dividends or the reinvestment
To invest regularly from your bank account:                          will be suspended and your dividends paid to you.
  . Complete the Systematic Investment Plan portion on your          The Fund may modify or terminate this reinvestment
    Account Application.                                             option without notice.  You can change or terminate
    Make sure you note:                                              your participation in the reinvestment option at any
  . Your bank name, address and account number                       time.
  . The amount you wish to invest automatically
  . How often you want to invest (every month,
    4 times a year, twice a year or once a year)
  . Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-282-5706 for an enrollment form.                          ---------------------------------------------------------

SELLING YOUR SHARES
You may sell your shares on days                      WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
when the New York Stock                               As a mutual fund shareholder, you are selling shares when you request a
Exchange is open for regular                          withdrawal in cash. This is also known as redeeming shares or a
trading and the Fiscal Reserve                        redemption of shares.
Bank of Cleveland is open for
business. Your sales price will be
the next NAV after your sell order is
received by the Funds, its transfer
agent, or your investment
representative. All orders must be
received by the Fund on its transfer

                                                      CONTINGENT DEFERRED SALES CHARGE
                                                      When you sell Investment C shares, you will be charged a fee for any shares that have not been held for at least 6 years after purchase. THESE FEES WILL
                                                      BE DEDUCTED FROM THE MONEY PAID TO YOU. See the section on "Distribution
                                                      Arrangements/Sales Charges" below for details.

                                                      INSTRUCTIONS FOR SELLING SHARES
                                                      IF SELLING YOUR SHARES THROUGH YOUR FINANCIAL ADVISER OR BROKER, ASK HIM OR
                                                      HER FOR REDEMPTION PROCEDURES. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE                                          1. Call 1-800-282-5706 with instructions as to how you wish to receive your
(unless you have declined                             funds (mail, wire, electronic transfer). (See "General Policies on Selling
telephone sales privileges)                           Shares--Verifying Telephone Redemptions" below.)

BY MAIL                                               1. Call 1-800-282-5706 to request redemption forms or write a letter of
(See "General Policies on Selling                     instruction indicating:
Shares - When Written Redemption                      . your Fund and account number
 Requests are Required" below.)                       . amount you wish to redeem
                                                      . address where your check should be sent
                                                      . account owner signature
                                                      2. Mail to:
                                                      Fifth Third Funds
                                                      P.O. Box 5354
                                                      Cincinnati, OH 45201-5354

BY OVERNIGHT SERVICE                                  1. See instruction 1 above.
(See "General Policies on Selling                     2. Send to:
 Shares--Redemptions in Writing                            Fifth Third Funds
 Required" below.)                                         312 Walnut Street, 21st Floor
                                                           Cincinnati, OH 45202-3874

BY WIRE TRANSFER                                      Call 1-800-282-5706 wire transfer.
You must indicate this option on
your application.                                     If you call by 2:30 p.m. Cincinnati time, your payment will normally be wired to your bank on the next business day.

                                                      The Fund may charge a wire transfer fee.[if normally charged, disclose here and in fee table]
                                                      Note: Your financial institution may also charge a separate fee.

BY ELECTRONIC REDEMPTIONS                             Call 1-800-282-5706 to request an electronic redemption.

Your bank must participate in the                     If you call by 2:30 p.m. Cincinnati time, the NAV of your shares will
Automated Clearing House (ACH) and                    normally be determined on the same day and the proceeds will be credited
must be a U.S. bank.                                  within 8 days.

Your bank may charge for this service.

                                                      SYSTEMATIC WITHDRAWAL PLAN
                                                      You can receive automatic payments from your account on a monthly basis on the last day of the month that the Funds are open for business. The maximum withdrawal per year is 12% of the account value at the time of election. To activate this feature:

                                                      .  Make sure you've checked the appropriate box on the Account
                                                         Application. Or call 1-800-282-5706.
                                                      .  Include a voided personal check.
                                                      .  Your account must have a value of $10,000 or more to start automatic withdrawals.

GENERAL POLICIES ON SELLING SHARES

WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED
You must request redemptions in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following.
   . Redemptions over $50,000
   . [Your account registration or the name(s) in your account has changed within the last 90 days]
   . The check is not being mailed to the address on your account
   . The check is not being made payable to the owner of the account
   . The redemption proceeds are being transferred to another Fund account with a different registration.

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

[REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.]

REFUSAL OF REDEMPTION REQUEST
The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Withdrawing Money From Your Fund Investment--By Mail" in this section.

CLOSING OF SMALL ACCOUNTS
If your account falls below $1,000, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
If you choose to receive distributions by check and if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account with the appropriate Fund.

EXCHANGING YOUR SHARES

You can exchange your    INSTRUCTIONS FOR EXCHANGING SHARES
shares in one Fund for   IF EXCHANGING SHARES THROUGH YOUR FINANCIAL ADVISOR OR
shares of the same       BROKER, ASK HIM OR HER FOR EXCHANGE PROCEDURES.  FOR
class of another         ALL OTHER EXCHANGE TRANSACTIONS, FOLLOW THE
Fifth Third Fund,        INSTRUCTIONS BELOW:
usually without          Exchanges may be made by sending a written request to
paying additional        Fifth Third Funds, P.O. Box 5354, Cincinnati, OH 45201-
sales charges (see       5354, or by calling 1-800-282-5706. Please provide the
"Notes" Below). No       following information:
transaction fees are     .  Your name and telephone number
charged for exchanges.   .  The exact name on your account and account number
                         .  Taxpayer identification number (usually your Social
You must meet the           Security number)
minimum investment       .  Dollar value or number of shares to be exchanged
requirements for the     .  The name of the Fund from which the exchange is to
Fund into which you         be made
are exchanging.          .  The name of the Fund into which the exchange is
Exchanges from one          being made
Fund to another are
taxable.
                         See "General Policies on Selling Shares" above for important information about telephone transactions.

                         To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited. Although unlikely, the Funds may reject exchanges, or change or terminate rights to exchange shares.

AUTOMATIC EXCHANGES      NOTES ON EXCHANGES
You can use the Funds'   When exchanging from a Fund that has no sales charge or
Automatic Exchange       a lower sales charge to a Fund with a higher sales
feature to purchase      charge, you will pay the difference.
shares of the Funds
at regular intervals
through regular,         The registration and tax identification numbers of the
automatic redemptions    two accounts must be identical.  If you don't have an
from the Money Market    account with the new Fund, a new account will be opened
Fund. To participate     with the same features unless you write to tell us to
in the Automatic         change them.
Exchange:
 . Complete the           The Exchange Privilege (including automatic exchanges)
  appropriate section    may be changed or eliminated at any time.
  of the Account
  Application.           Be sure to read the Prospectus carefully of any Fund
 . Keep a minimum of      into which you wish to exchange shares.
  $10,000 in the Fund
  and $1,000 in the      The exchange privilege is available only in states
  Fund whose shares      where shares of the new Fund may be sold.
  you are buying.
                         If shares of a Fund are purchased by check, those
To change the Automatic  shares cannot be exchanged until your check has been
Exchange instructions    collected. [This could take 10 days or more.]
or to discontinue the
feature, you may write   All exchanges are based on the relative net asset value
to: Fifth Third Funds,   next determined after the exchange order is received by
P.O. Box 5354,           the Funds.
Cincinnati, Ohio 45201-5354.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

------------------------------------------------------------------------------------------------------------------------------
                                     Investment A                     INVESTMENT C                  INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
Sales Charge (Load)         Front-end sales charge (not      No front-end sales charge. A      None
                            applicable to money market       contingent deferred sales
                            funds); reduced sales charges    charge (CDSC) may be imposed
                            available.                       on shares redeemed within six
                                                             years after purchase; shares
                                                             automatically convert to
                                                             Investment A Shares after 8
                                                             years. Maximum investment is
                                                             $250,000.
------------------------------------------------------------------------------------------------------------------------------
Distribution and Service    Subject to annual                Subject to annual distribution    None
 (12b-1) Fee                distribution and shareholder     and shareholder servicing fees
                            servicing fees of up to 0.25%    of up to 1.00% of the Fund's
                            of the Fund's assets.            assets.
------------------------------------------------------------------------------------------------------------------------------
Fund Expenses               Lower annual expenses than       Higher annual expenses than       Lower annual expenses then
                            Investment C shares.             Investment A shares.              Investment A and C shares
------------------------------------------------------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES

INVESTMENT A SHARES

Investment A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                     SALES CHARGE          SALES CHARGE
                                      AS A % OF             AS A % OF
        YOUR INVESTMENT             OFFERING PRICE       YOUR INVESTMENT
--------------------------------------------------------------------------
Less than $50,000                        4.50%                4.71%
--------------------------------------------------------------------------
$50,000 but less than $100,000           4.00%                4.17%
--------------------------------------------------------------------------
$100,000 but less than $150,000          3.00%                3.09%
--------------------------------------------------------------------------
$150,000 but less than $250,000          2.00%                2.04%
--------------------------------------------------------------------------
$250,000 but less than $500,000          1.00%                1.01%
--------------------------------------------------------------------------
$500,000 or more/1/                      0.00%                0.00%
--------------------------------------------------------------------------

If you have through Fifth Third Bank a Club 53 Account, One Account Advantage or Platinum One Account, you are eligible for the following reduced sales charges.

-----------------
/1/ There is no initial sales charge on purchases of $500,000 or more.

                                     SALES CHARGE          SALES CHARGE
                                      AS A % OF             AS A % OF
        YOUR INVESTMENT             OFFERING PRICE       YOUR INVESTMENT
--------------------------------------------------------------------------
Less than $50,000                        3.97%                4.13%
--------------------------------------------------------------------------
$50,000 up to $100,000                   3.47%                3.59%
--------------------------------------------------------------------------
$100,000 up to $150,000                  2.47%                2.53%
--------------------------------------------------------------------------
$150,000 up to $250,000                  1.47%                1.49%
--------------------------------------------------------------------------
$250,000 up to $500,000                  0.47%                0.47%
--------------------------------------------------------------------------
$500,000 and above/1/                    0.00%                0.00%
--------------------------------------------------------------------------

[/1/ There is no initial sales charge on purchases of $500,000 or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or up to .50% if redeemed in the second year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.]

SALES CHARGE REDUCTIONS
You may qualify for reduced sales charges under the following circumstances.

 . Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

 . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

 .  Combination Privilege. Combine accounts of multiple Funds (excluding the
   Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

 . Proceeds from Unaffiliated Mutual Funds. There is no sales charge for Fund shares purchased with proceeds from the redemption of shares of an unaffiliated mutual fund which were (a) sold with a sales charge or commission or (b) held at least 90 days immediately prior to purchase in a fund which was not a money market fund or stable value fund.

 . Distributions from Qualified Retirement Plans. There also is no sale charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

SALES CHARGE WAIVERS
The following transactions qualify for waivers of sales charges that apply to Investment A shares:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any Fifth Third Fund.

 . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 . Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

INVESTMENT C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales changes or CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the
NAV at the time of redemption according to the schedule below.   If you sell
some but not all of your C shares, certain shares not subject to the CDSC i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). There is no CDSC on reinvested dividends or distributions.

REINSTATEMENT PRIVILEGE

If you have sold Investment A or C shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

DISTRIBUTION AND SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.

 .  The 12b-1 fees vary by share class as follows:
   . Investment A shares may pay a 12b-1 fee of up to .25% of the average daily net assets of a Fund.
   . Investment C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares.

 . The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 . The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment C shares, because Investment A shares have lower distribution expenses.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Bond Fund for Income, Fifth Third Quality Bond Fund, Fifth Third Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Cardinal Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third International Equity Fund. Capital gains, if any, are distributed at least annually.

TAXATION

FEDERAL INCOME TAX

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed. Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local laws.

ADDITIONAL TAX INFORMATION FOR FIFTH THIRD OHIO TAX FREE BOND FUND

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

ADDITIONAL TAX INFORMATION FOR FIFTH THIRD MUNICIPAL BOND FUND

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

ADDITIONAL TAX INFORMATION FOR FIFTH THIRD MUNICIPAL BOND FUND AND OHIO TAX FREE BOND FUND

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

ADDITIONAL TAX INFORMATION FOR INTERNATIONAL EQUITY FUND

The International Equity Fund may invest in the stock of certain foreign corporations that would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the Fund at ordinary income rates upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit and shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in [the SAI or annual report], which is available upon request.

       The following additional information is available to you upon request and without charge.

       ANNUAL/SEMIANNUAL REPORTS (REPORTS):
       The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the previous fiscal year.

       STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

       ---------------------------------------------------------------------
       YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS AND THE SAI, (PROSPECTUSES OF THE OTHER FIFTH THIRD FUNDS), OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING
       A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                               FIFTH THIRD FUNDS
                             C/O FIFTH THIRD BANK
                           38 FOUNTAIN SQUARE PLAZA
                            CINCINNATI, OHIO 45263
                          TELEPHONE:  1-888-799-5353
             Internet: http://www.53.com/advisors/mutual/index.htm
       ---------------------------------------------------------------------

       You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
       . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
       .  At no charge from the Commission's Website at http://www.sec.gov.



       *The Funds' website is not part of this Prospectus.


       Investment Company Act file no. 811-8384.

FIFTH THIRD FUNDS
--------------------------------------------------------------------------------


                                     Prospectus
                                     November 30, 1999

Institutional Shares                 MONEY MARKET FUNDS
(All Funds)                          ------------------
                                     Fifth Third Government Money Market Fund
                                     Fifth Third Prime Money Market Fund
                                     Fifth Third Tax Exempt Money Market Fund
                                     Fifth Third U.S. Treasury Money Market Fund
Investment A Shares
(All Funds except Fifth
Third U.S. Treasury
Money Market Fund)

Questions?
Call 1-888-799-5353
or your investment
representative.

                                     The Securities and Exchange Commission
                                     has not approved or disapproved the
                                     shares described in this prospectus or
                                     determined whether this prospectus is
                                     accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

                                     OBJECTIVES, STRATEGIES AND RISKS

                                         OVERVIEW

                                         The Funds

                                         Additional Information About the Funds'
                                         Investments

                                     SHAREHOLDER FEES AND FUND EXPENSES

                                         FEE TABLES

                                         EXPENSE EXAMPLES

                                     FUND MANAGEMENT

                                         INVESTMENT ADVISERS AND SUBADVISER

                                         FUND ADMINISTRATION

                                     SHAREHOLDER INFORMATION

                                         PURCHASING AND SELLING FUND SHARES

                                         PURCHASING AND ADDING TO YOUR SHARES

                                         SELLING YOUR SHARES

                                         EXCHANGING YOUR SHARES

                                         DISTRIBUTION ARRANGEMENTS/SALES CHARGES

                                         DIVIDENDS AND DISTRIBUTIONS

                                         TAXATION

                                     FINANCIAL HIGHLIGHTS

                                     BACK COVER

                                         WHERE TO LEARN MORE ABOUT FIFTH THIRD
                                         FUNDS

OBJECTIVES, STRATEGIES AND RISKS

OVERVIEW

This prospectus provides important information about each of Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, Fifth Third Tax Exempt Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All Funds are managed by Fifth Third Bank.

[RISK/RETURN PROFILE + PRINCIPAL RISK CHART NOT NEEDED HERE]

THE FUNDS

FIFTH THIRD GOVERNMENT MONEY MARKET FUND

Fundamental Objective             High current income consistent with stability
                                  of principal and liquidity.

Principal Investment              The Fund manages its portfolio subject to
Strategies                        strict SEC guidelines, which are designed so
                                  that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed
                                  90 days.

                                  The Fund invests at least 95% of total assets in high-quality securities called "first tier" securities. These generally will be securities issued or guaranteed as to principal or interest by the U.S. Treasury or another U.S. government agency or instrumentality.

                                  The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal Investment Risks        The Fund's principal risks are those risks
                                  that could affect the overall yield of the
An investment in the Fund is      Fund and thus, the return on your investment.
not a deposit of Fifth Third      They include factors that cause short-term
Bank or any other bank and is     interest rates to decline, such as a weak
not insured or guaranteed by      economy, strong equity markets and changes by
the FDIC or any other             the Federal Reserve in its monetary policies.
government agency. Although       The Fund's ability to meet redemption
the Fund seeks to preserve the    obligations could be burdened by its
value of your investment at       investments in securities restricted as to
$1.00 per share, it is possible   resale. Restricted securities generally trade
to lose money by investing in     among institutions in markets that are not as
this Fund.                        developed or that do not function as
                                  efficiently as more established markets.

Volatility and Performance Information

The bar chart and table provide an indication         Year-by-Year Total Returns
of the risks of an investment in the Fund by                 as of 12/31
showing its performance from                           For Institutional Shares
year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.



                                       The bar chart above does not reflect
                                       the impact of any applicable sales
                                       charges or account fees, which would
                                       reduce returns.

                                          Best  quarter:  Q___ 19__  ____%
                                          Worst quarter:  Q___ 19__  ____%
                                          Year to Date Return
                                          (01/01/99 to 9/30/99): ____%


Average Annual Total Returns (for the periods ended December 31, 1998)



                      Inception    Past Year    Past 5 Years    Since Inception
                         Date

Investment A Shares    11/25/91      __.__%        __.__%            __.__%

--------------------------------------------------------------------------------


Institutional Shares   11/25/91      __.__%        __.__%            __.__%

--------------------------------------------------------------------------------

To obtain current yield information, call 1-888-799-5353.

FIFTH THIRD PRIME MONEY MARKET FUND

Fundamental Objective             Current income consistent with stability of
                                  principal.

Principal Investment              The Fund manages its portfolio subject to
Strategies                        strict SEC guidelines, which are designed so
                                  that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed
                                  90 days.

                                  The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality.

                                  The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal Investment Risks        The Fund's principal risks are those risks
                                  that could affect the overall yield of the
An investment in the Fund is      Fund and thus, the return on your investment.
not a deposit of Fifth Third      They include factors that cause short-term
Bank or any other bank and is     interest rates to decline, such as a weak
not insured or guaranteed by      economy, strong equity markets and changes by
the FDIC or any other             the Federal Reserve in its monetary policies.
government agency. Although       The Fund's ability to meet redemption
the Fund seeks to preserve the    obligations could be burdened by its
value of your investment at       investments in securities restricted as to
$1.00 per share, it is possible   resale. Restricted securities generally trade
to lose money by investing in     among institutions in markets that are not as
this Fund.                        developed or that do not function as
                                  efficiently as more established markets.

Volatility and Performance Information

The bar chart and table provide an indication        Year-by-Year Total Returns
of the risks of an investment in the Fund by                as of 12/31
showing its performance from year to year and         For Institutional Shares
over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.




                                     The bar chart above does not
                                     reflect the impact of any
                                     applicable sales charges or
                                     account fees, which would reduce
                                     returns.

                                         Best  quarter:   Q___ 19__  ____%
                                         Worst quarter:   Q___ 19__  ____%
                                         Year to Date Return  (01/01/99
                                         to 9/30/99): ____%

Average Annual Total Returns (for the periods ended December 31, 1998)


                       Inception                               Past 10 Years or
                          Date     Past Year  Past 5 Years     Since Inception


Investment A Shares     8/11/92      __.__%      __.__%             __.__%

--------------------------------------------------------------------------------


Institutional Shares    6/14/89      __.__%      __.__%             __.__%
--------------------------------------------------------------------------------

To obtain current yield information, call 1-888-799-5353.

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND

Fundamental Objective         Maximize current income, exempt from federal
                              income tax, while preserving capital and maintaining liquidity.

Principal Investment          The Fund manages its portfolio subject to strict
Strategies                    SEC guidelines, which are designed so that the
                              Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                              The Fund invests at least 95% of its total assets in high-quality securities called "first tier." At least 80% of its total assets are invested in a diversified portfolio of municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                              . general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;
                              . revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;
                              . industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                              The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

Principal Investment Risks      The Fund's principal risks are those risks that
                                could affect the overall yield of the Fund and
An investment in the Fund is    thus, the return on your investment. They
not a deposit of Fifth Third    include factors that cause short-term interest
Bank or any other bank and is   rates to decline, such as a weak economy, strong
not insured or guaranteed by    equity markets and changes by the Federal
the FDIC or any other           Reserve in its monetary policies.
government agency. Although
the Fund seeks to preserve      Because the Fund's securities are issued by
the value of your investment    states, cities, towns and public authorities,
at $1.00 per share, it is       the Fund's performance also may be affected by
possible to lose money by       political and economic conditions at the state
investing in this Fund.         or local level. Those conditions may include
                                state or city budgetary problems, declines in the tax base and, generally, any factor that may cause rating agencies to downgrade the credit ratings on state or municipal securities. Actual or proposed changes in tax rates, regulations or government-sponsored programs also could affect the yield on your investment.

                                The Fund's ability to meet redemption
                                obligations could be burdened by its investments in securities restricted as to resale. Restricted securities generally trade among institutions in markets that are not as developed or that do not function as efficiently as more established markets.

Volatility and Performance Information

The bar chart and table provide an indication         Year-by-Year Total Returns
of the risks of an investment in the Fund by                  as of 12/31
showing its performance from year to year and           For Investment A Shares
over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.

                                              The bar chart above does not
                                              reflect the impact of any
                                              applicable sales charges or
                                              account fees, which would reduce
                                              returns.

                                                Best  quarter:  Q___ 19__  ____%
                                                Worst quarter:  Q___ 19__  ____%
                                                Year to Date Return
                                                (01/01/99 to 9/30/99): ____%

Average Annual Total Returns (for the periods ended December 31, 1998)


                        Inception                             Past 10 Years or
                           Date     Past Year   Past 5 Years  Since Inception

Investment A Shares       __.__%      __.__%        __.__%        __.__%

--------------------------------------------------------------------------------

Institutional Shares     9/21/95      __.__%         N/A          __.__%

--------------------------------------------------------------------------------

To obtain current yield information, call 1-888-799-5353.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

Fundamental Objective       Stability of principal and current income
                            consistent with stability of principal.

Principal Investment        The Fund manages its portfolio subject to strict
Strategies                  SEC guidelines, which are designed so that the
                            Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so.
                            All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                            The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. These generally will be short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government.

                            The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities; that is, they may be subject to limited resale rights.

Principal Investment Risks  The Fund's principal risks are those risks that could affect the overall yield of the Fund and thus, the return on your investment. They include factors that cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies.

An investment in the Fund is
not a deposit of Fifth Third
Bank or any other bank and is
not insured or guaranteed by
the FDIC or any other
government agency. Although
the Fund seeks to preserve the
value of your investment at
$1.00 per share, it is possible
to lose money by investing in
this Fund.

Volatility and Performance Information

The bar chart and table provide an indication       Year-by-Year Total Returns
of the risks of an investment in the Fund by               as of 12/31
showing its performance from year to year and        For Institutional Shares
over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.

                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                       Best  quarter:  Q___ 19__  ____%
                                       Worst quarter:  Q___ 19__  ____%
                                       Year to Date Return  (01/01/99
                                       to 9/30/99): ____%

Average Annual Total Returns (for the periods ended December 31, 1998)

                        Inception                             Past 10 Years or
                           Date     Past Year   Past 5 Years  Since Inception

Institutional Shares     6/14/98      __.__%        __.__%        __.__%

--------------------------------------------------------------------------------
Investment A Shares     Not Offered

--------------------------------------------------------------------------------


For current yield information, call 1-888-799-5353.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS


The primary investments and investment strategies of the Funds are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of each Fund's investments is included in the Funds' most recent annual or semi-annual report to shareholders. Please note, though, that a Fund may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving each Fund's investment strategy depends on the skill of FifthThird Bank to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

Foreign Investments       Foreign bonds and instruments of foreign banks
(Applies to all Funds)    generally have more risk than their domestic
                          counterparts, in part because of higher political and economic risks and lack of reliable information.
                          All foreign securities purchased by a Fund are denominated in U.S. dollars.

Securities Ratings        When securities are rated by one or more independent
(Applies to all Funds)    rating agencies, each Fund uses these ratings to
                          determine credit quality. In cases where a security has received arating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

Repurchase Agreements     Each Fund may enter into repurchase agreements. A
(Applies to all Funds)    repurchase agreement is a agreement in which a Fund
                          buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place. The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities Lending        Each Fund may seek additional income or fees by
(Applies to all Funds     lending portfolio securities to qualified
other than Fifth Third    institutions. By reinvesting any cash collateral it
U.S. Treasury Money       receives in these transactions, a Fund could realize
Market Fund)              additional gains or losses. If the borrower fails to
                          return the securities and the invested collateral has declined in value, a Fund could lose money.

Restricted and Illiquid   Any securities that are thinly traded or whose resale
Securities                is restricted can be difficult to sell at a desired
(Applies to all Funds)    time and price.  Some of those securities are new and
                          complex,and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability raise cash to meet redemptions. Also, because there may not be an established market price for these securities, a fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

Derivatives               Derivatives are financial instruments whose value
(Applies to all Funds)    derives from one or more securities.  Certain
                          instruments that are first or second tier securities also may bederivatives, such as short-term, high-quality asset-backed securities. Each Fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of first or second tier security. The values of some derivatives are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

When-Issued Securities    Each Fund may invest in securities prior to their
(Applies to all Funds)    date of issue. These securities could fall in value
                          by the time they are actually issued, which may be any time from a few days to over a year.

Year 2000                 Fifth Third Bank does not currently anticipate that
(Applies to all Funds)    computer problems related to the year 2000 will have
                          a material effect on any Fund. However, there can be no assurances is this area, including the possibility that year 2000 computer problems could negatively affect communications systems, investment markets or the economy in general.

SHAREHOLDER FEES AND FUND EXPENSES


 These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's estimated operating expenses for the fiscal year ended July 31, 1999.

Currently, Investment A shares are not available for Fifth Third U.S. Treasury Money Market Fund.


                         Money Market Funds - Fee Table
                         ------------------------------




                          Fifth Third     Fifth Third     Fifth Third     Fifth Third
Shareholder               Government      Prime Money      Tax Exempt    U.S. Treasury
  Fees                   Money Market       Market       Money Market    Money Market
                             Fund            Fund            Fund           Fund

                         Investment A   Investment A    Investment A
                        Institutional   Institutional   Institutional   Institutional
--------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on Purchases    None    None    None     None    None    None        None

Maximum Sales
Charge (Load)
Imposed on              None    None    None     None    None    None        None
Reinvested Dividends

Maximum Deferred
Sales Load              None    None    None     None    None    None        None

Annual Fund
Operating Expenses

(as a percentage of
average net assets)

Management fees/1/      0.40%   0.40%   0.40%   0.40%    0.50%   0.50%       0.40%

Distribution
[and/or Service]
(12b-1) fees/2/         0.25%   None    0.25%   None     0.25%   None         None

 Other expenses           --      --      --      --       --      --           --

Total Annual Fund
Operating Expenses        --      --      --      --       --      --           --

Fee Waiver

Net Annual Fund
Operating Expenses


/1/ [Reserved]

/2/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.

EXPENSE EXAMPLES

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of the period and no redemption. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Money Market Funds

Fifth Third Government                                                          1           3            5          10
Money Market Fund                                                              Year       Years        Years       Years
------------------------------------------------------------------------------------------------------------------------------
Investment A Shares                                                             $__        $__          $__         $__
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                            $__        $__          $__         $__
------------------------------------------------------------------------------------------------------------------------------



Fifth Third                                                                      1           3            5          10
Prime Money Market Fund                                                         Year       Years        Years       Years
------------------------------------------------------------------------------------------------------------------------------
Investment A Shares                                                              $__        $__          $__         $__
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                             $__        $__          $__         $__
------------------------------------------------------------------------------------------------------------------------------

Fifth Third Tax Exempt                                                            1           3            5          10
Money Market Fund                                                                Year       Years        Years       Years
------------------------------------------------------------------------------------------------------------------------------
Investment A Shares                                                               $__        $__          $__         $__
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                              $__        $__          $__         $__
------------------------------------------------------------------------------------------------------------------------------


Fifth Third U.S. Treasury                                                         1           3            5          10
Money Market  Fund                                                               Year       Years        Years       Years
------------------------------------------------------------------------------------------------------------------------------
Investment A Shares                                                                     Not Offered for Sale
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                             $__        $__          $__         $__
------------------------------------------------------------------------------------------------------------------------------



FUND MANAGEMENT

INVESTMENT ADVISERS AND SUBADVISER

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment manager to all Funds.


As of _____________, 1999, Fifth Third Bank had approximately $___ billion of assets under management, including approximately $___ billion of assets held by mutual funds.


The management and subadvisory fees paid by the Funds for the fiscal year ended July 31, 1999 were as follows:


                                                                                    As a percentage of
                                                                                    average net assets
---------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund                                                    0.40%
---------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund                                                        [0.38%]
---------------------------------------------------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund                                                    0.40%
---------------------------------------------------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund (Institutional Shares only)                    [0.26%]
---------------------------------------------------------------------------------------------------------

FUND ADMINISTRATION

BISYS Fund Services, Limited Partnership serves as the administrator of the Funds. The administrator generally assists in all aspects of the Fund administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

[Insert Numbers]

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS an annual rate of 0.025% of the average aggregate daily net assets of the Funds.

SHAREHOLDER INFORMATION

PURCHASING AND SELLING FUND SHARES

Pricing Fund Shares

The price of a Fund's shares is based on the Fund's Net Asset Value (NAV), which is determined using amortized cost. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 11:00 a.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A shares through [banks,] brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares and which have a sales agreement with BISYS Fund Services, Limited Partnership, the distributor of Fund Shares.

Institutional Shares may be purchased through the Trust Department of Fifth Third Bank, qualified employee retirement plans [established by or through the distributor of Fund Shares], or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee.

If you purchase shares through an investment representative, that party is responsible for transmitting orders to the Funds by 11:00 a.m. Cincinnati time, and it may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information. If your order has been received by the Fund prior to 11:00 a.m. Cincinnati time, you will receive the dividend declared for that day.



                        Minimum Investments

Account type                              Minimum                 Minimum
                                          Initial          Subsequent Investment
Investment A or                          Investment
Institutional Shares

Regular                                     $1,000                  $ 50
-------------------------------------------------------------------------------
Automatic Investment
Plan                                        $ None                  $None
-------------------------------------------------------------------------------


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

For details and application forms, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank,
38 Fountain Square Plaza, Cincinnati, Ohio 45263.



A Fund may waive its minimum investment requirement and the Distributor may reject a purchase order if either considers it in the best interest of the Fund and its shareholders

Avoid 31% Tax Withholding


Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number (your Social Security Number for individual investors) on your account application.



Instructions for Opening or Adding to an Account

By Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

       By Regular Mail:                  By Express Mail:
       Fifth Third Funds                 Fifth Third Funds
       P.O. Box 5354                     312 Walnut Street, 21st Floor
       Cincinnati, OH  45201-5354        Cincinnati, OH  45202-3874


For Initial Investment:
1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to "Fifth Third Funds" and include the name of the appropriate Fund(s) on the check.
3. Mail or deliver a completed application and full payment to address above.


For Subsequent Investment:
1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
   .  Fund name
   .  Share class
   .  Amount invested
   .  Account name and account number

2. Make check, bank draft or money order payable to "Fifth Third Funds" and include your account number on the check.

3. Mail or deliver investment slip and full payment to the address above.

Electronic Purchases

To send full payment electronically, your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge you for using this service.


Establish the electronic purchase option on your account application or call 1-
800-282-5706.   Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-282-5706 to arrange a transfer from your bank account.

                         Electronic vs. Wire Transfer

                         Wire transfers allow financial institutions to send
                         funds to each other, almost instantaneously.   With an
                         electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH). ACH transactions usually clear within 2 to 3 days, but may take up to eight. There is generally no fee for ACH transactions.



By Wire Transfer

For Initial Investments: Call 1-800-282-5706 for a confirmation number and instructions for returning your completed application.


For Initial and Subsequent Investments:
Instruct your bank to wire transfer your investment to:
Routing Number:  ABA #042 000 314
Fifth Third Funds 999-42611
Fifth Third Cincinnati
Attention:  Fifth Third Funds Dept.

Include:
Your name
Fund Name
Share Class
Your confirmation number

After instructing your bank to wire the funds, call 1-800-282-5706 to advise us of the amount being transferred and the name of your bank. Note: Your bank may charge a wire transfer fee.

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with [60] days' notice.



Systematic Investment Program                                  Directed Dividend Option
You can make monthly systematic investments in the Funds        By selecting the appropriate box in
 from your bank account.  There are no minimum amounts          the Account Application, you can elect
 required for systematic investments into the Funds.            to receive your distributions in cash
 Systematic Investment transactions occur on the 15th day of    (check) or have distributions (capital
 each month, if the Funds are open for business on that day,    gains and dividends) reinvested in
 or on the next day the Funds are open for business.            another Fifth Third Fund without a
                                                                sales charge.  You must maintain the
                                                                minimum balance in each Fund into
To invest regularly from your bank account:                     which you plan to reinvest dividends
                                                                or the reinvestment will be suspended
  . Complete the Automatic Investment Plan portion on your      and your dividends paid to you.  The
    Account Application.                                        Fund may modify or terminate this
                                                                reinvestment option without notice.
    Make sure you note:                                         You can change or terminate your
                                                                participation in the reinvestment
    . Your bank name, address and account number                option at any time.

    . The amount you wish to invest automatically

    . How often you want to invest (every month, 4 times a year, twice a year or once a year)

  .  Attach a voided personal check.



To invest regularly from your paycheck or government check:
Call 1-800-282-5706 for an enrollment form.

SELLING YOUR SHARES

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Fiscal Reserve Bank of Cleveland is open for business. Your sales price will be the net NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to 11:00 a.m., Cincinnati time in order to receive that day's NAV. [If your order has been received by the Fund prior to 11:00 a.m. Cincinnati time, and your shares have been sold you will not receive the dividend declared for that day.] Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares below."


Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times, which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone
(unless you have declined
telephone sales privileges)

1. Call 1-800-282-5706 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares--Verifying Telephone Redemptions" below.)


By mail
(See "General Policies on Selling
Shares--When Written
Redemption Requests are
Required" below.)

1. Call 1-800-282-5706 to request redemption forms or write a letter of instruction indicating:
 . your Fund and account number
 . amount you wish to redeem
 . address where your check should be sent
 . account owner signature

2. Mail to:
Fifth Third Funds
P.O. Box 5354
Cincinnati, Ohio  45201-5354


By overnight service
(See "General Policies on Selling
Shares--Redemptions in Writing
Required" below.)


1. See instruction 1 above.
2. Send to:

       Fifth Third Funds
       312 Walnut Street, 21st Floor
       Cincinnati, OH  45202-3874

By wire transfer
You must indicate this option on your
application.

Call 1-800-282-5706 to request a wire transfer.


If you call by 11:00 a.m. Cincinnati time, your payment will normally be wired to your bank on the next business day.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

By electronic redemptions

Call 1-800-282-5706 to request an electronic redemption.

Your bank must participate in the
Automated Clearing House (ACH) and
must be a U.S. bank.

If you call by 11:00 a.m. Cincinnati time, the NAV of your shares will normally be determined on the same day and the proceeds will be credited within 8 days.

Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly or annual basis on the last day of the month that the Funds are open for business. The maximum withdrawal per year by the Systematic Withdrawal Plan is 12% of the account value at the time of election. To activate this feature:



 .  Make sure you've checked the appropriate box on the Account
   Application. Or call 1-800-282-5706.

 .  Include a voided personal check.

 . Your account must have a value of $10,000 or more to start automatic withdrawals.


General Policies On Selling Shares


When Written Redemption Requests are Required
You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following.
   . Redemptions over $50,000
   . [Your account registration or the name(s) in your account has changed within the last 90 days]
   . The check is not being mailed to the address on your account
   . The check is not being made payable to the owner of the account
   . The redemption proceeds are being transferred to another Fund account with a different registration.

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions
The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.


[Redemptions Within 10 Days of Initial Investment
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.]

Refusal of Redemption Request
The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Withdrawing

Money From Your Fund Investment--By Mail" in this section.


Closing of Small Accounts
If your account falls below $1,000, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.


Undeliverable Redemption Checks
If you choose to receive distributions by check and if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account with the appropriate Fund.


EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another Fifth Third Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for exchanging shares
If exchanging shares through your financial adviser or broker, ask him or her for exchange procedures. For all other exchange transactions, follow the instructions below.

Exchanges may be made by sending a written request to Fifth Third Funds, P.O. Box 5354, Cincinnati, OH 45201-5354, or by calling 1-800-282-5706. Please provide the following information:

 .  Your name and telephone number
 .  The exact name on your account and account number
 . Taxpayer identification number (usually your Social Security number) . Dollar value or number of shares to be exchanged
 .  The name of the Fund from which the exchange is to be made
 .  The name of the Fund into which the exchange is being made


See "General Policies on Selling Shares" above for important information about telephone transactions.


To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited. Although unlikely, the Funds may reject exchanges, or change or terminate rights to exchange shares.


Automatic Exchanges
You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Market Fund. To participate in the Automatic Exchange:

 . Complete the appropriate section of the Account Application.
 . Keep a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying.


To change the Automatic Exchange instructions or to discontinue the feature, you may write to: Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354.


Notes on exchanges
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

The exchange privilege is available only in states where shares of the new Fund may be sold.

If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. [This could take 10 days or more.]


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.



DISTRIBUTION ARRANGEMENTS/SALES CHARGES


This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.



                                            Investment A                            Institutional Shares
--------------------------------------------------------------------------------------------------------------
Sales Charge (Load)                         None                                    None
--------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1)            Subject to annual distribution and      None
Fee                                         shareholder servicing fees of up to
                                            0.25% of the Fund's assets.
---------------------------------------------------------------------------------------------------------------
Fund Expenses                               Higher annual expenses than             Lower annual expenses then
                                            Institutional shares.                   Investment A and C shares
----------------------------------------------------------------------------------------------------------------


Calculation of Sales Charges

Investment A shares and Institutional shares are sold at their public offering price. There is no sales charge associated with the purchase of those shares. There also is no sales charge on reinvested dividends and distributions.


Distribution and Service (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.


 . The 12b-1 fees vary by share class as follows:

  . Investment A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.

  . Institutional shares pay no 12b-1 fee. This will cause expenses for Institutional shares to be lower and dividends to be higher than for Investment A shares.

 . The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.


Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay any capital gains.

TAXATION

Federal Income Tax

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed. Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local laws.


Additional Tax Information for Fifth Third Tax Exempt Money Market Fund


Fifth Third Tax Exempt Money Market Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by Fifth Third Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. It is likely that exempt interest dividends received by shareholders from Fifth Third Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned it on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by Fifth Third Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. Fifth Third Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.


Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Fifth Third Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in [the SAI or annual report], which is available upon request.




The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Annual and Semi-Annual Reports and the SAI, (Prospectuses of the other Fifth Third Funds), or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:


                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                          Telephone:  1-888-799-5353
             Internet: http://www.53.com/advisors/mutual/index.htm

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

 .   At no charge from the Commission's Website at http://www.sec.gov.


 *The Funds' website is not part of this Prospectus.




 Investment Company Act file no. 811-8384.

                               FIFTH THIRD FUNDS
                       (FORMERLY FOUNTAIN SQUARE FUNDS)

                 Combined Statement of Additional Information


    This Combined Statement of Additional Information (the "SAI") relates to the following portfolios (the "Funds") of Fifth Third Funds (the "Trust"):

    .   Fifth Third Quality Growth Fund;
    .   Fifth Third Cardinal Fund;
    .   Fifth Third Pinnacle Fund;
    .   Fifth Third Equity Income Fund;
    .   Fifth Third Balanced Fund;
    .   Fifth Third Mid Cap Fund;
    .   Fifth Third International Equity Fund;
    .   Fifth Third Bond Fund For Income;
    .   Fifth Third Quality Bond Fund;
    .   Fifth Third U.S. Government Securities Fund;
    .   Fifth Third Municipal Bond Fund;
    .   Fifth Third Ohio Tax Free Bond Fund;
    .   Fifth Third Government Money Market Fund;
    .   Fifth Third Prime Money Market Fund;
    .   Fifth Third Tax Exempt Money Market Fund;
    .   Fifth Third U.S. Treasury Money Market Fund;


This SAI should be read with the Prospectuses for the Funds dated November 30, 1999. To receive a copy of any Prospectus, you may write the Trust or call toll-free (888) 799-5353. This Statement is not a prospectus itself.



                               FIFTH THIRD FUNDS
                              C/O FIFTH THIRD BANK
                            38 FOUNTAIN SQUARE PLAZA
                            CINCINNATI, OHIO  45263



                          SAI dated November 30, 1999

                               TABLE OF CONTENTS

                                                                                            Page
                                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST.......................................................   1

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS............................................   1
    Types of Investments..................................................................   2
    Portfolio Turnover....................................................................  13
    Investment Limitations................................................................  14
    Investment Risks (Ohio Tax Free Fund).................................................  18

FIFTH THIRD FUNDS MANAGEMENT..............................................................  19
    Officers and Trustees.................................................................  19
    Trust Ownership.......................................................................  20
    Trustees' Compensation................................................................  20
    Trustee Liability.....................................................................  21

INVESTMENT ADVISORY SERVICES..............................................................  21
    Investment Advisers to the Trust......................................................  21
    Advisory Fees.........................................................................  21
    Sub-Advisor...........................................................................  22
    Sub-Advisory Fees.....................................................................  22
    Administrative Services...............................................................  22
    Transfer Agent and Dividend Disbursing Agent..........................................  24

BROKERAGE TRANSACTIONS....................................................................  24

PURCHASING SHARES.........................................................................  25
    Distribution Plan and Administrative Services Agreement (Investment C Shares Only)....  25
    Conversion to Federal Funds...........................................................  27
    Exchanging Securities for Fund Shares.................................................  27

DETERMINING NET ASSET VALUE...............................................................  27
    Determining Market Value of Securities................................................  27
    Valuing Municipal Bonds...............................................................  28
    Use of Amortized Cost.................................................................  28
    Trading in Foreign Securities.........................................................  29

REDEEMING SHARES..........................................................................  30
    Redemption in Kind....................................................................  30

TAX STATUS................................................................................  30
    The Funds' Tax Status.................................................................  30

                                      (i)


                                                                                            Page
                                                                                            ----
    Shareholders' Tax Status..............................................................  31
    Capital Gains.........................................................................  31
    Foreign Taxes.........................................................................  32

TOTAL RETURN..............................................................................  32

YIELD.....................................................................................  32

TAX-EQUIVALENT YIELD......................................................................  32
    Tax Equivalency Table.................................................................  32

PERFORMANCE COMPARISONS...................................................................  33

FINANCIAL STATEMENTS......................................................................  37

APPENDIX..................................................................................  38

                                     (ii)

                      GENERAL INFORMATION ABOUT THE TRUST

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

    The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. Currently, the Trust offers the following Funds and the following classes of each Fund:

 .   Investment A Shares, Investment C Shares and Institutional Class Shares of
    the following Funds: Fifth Third U.S. Government Securities Fund ("Government Securities Fund"), Fifth Third Quality Bond Fund ("Quality Bond Fund"), Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Fund"), Fifth Third Quality Growth Fund ("Quality Growth Fund"), Fifth Third Cardinal Fund ("Cardinal Fund"), Fifth Third Pinnacle Fund ("Pinnacle Fund"), Fifth Third Mid Cap Fund ("Mid Cap Fund"), Fifth Third Balanced Fund ("Balanced Fund"), Fifth Third International Equity Fund ("International Equity Fund"), Fifth Third Equity Income Fund ("Equity Income Fund"), Fifth Third Bond Fund For Income ("Bond Fund For Income"), and Fifth Third Municipal Bond Fund ("Municipal Bond Fund");

 .   Investment A Shares and Institutional Class Shares of the following Funds:
    Fifth Third Government Money Market Fund ("Government Money Market Fund"), Fifth Third Prime Money Market Fund ("Prime Money Market Fund") and Fifth Third Tax Exempt Money Market Fund ("Tax Exempt Fund"); and

 .   Institutional Class Shares of Fifth Third U.S. Treasury Money Market Fund
    ("U.S. Treasury Money Market Fund").

    All Funds are advised by Fifth Third Bank (the "Advisor"), except Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"), Fifth Third Bank and Heartland are owned by Fifth Third Bancorp. Morgan Stanley Asset Management, Inc. (the "Sub-Advisor") serves as investment subadvisers to the International Equity Fund.

                 INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

    The prospectuses discuss the objective of Funds and certain policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval.

TYPES OF INVESTMENTS

    BANK INSTRUMENTS. The Prime MM Fund, the Tax Exempt MM Fund, the Quality Bond Fund, the Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

    In addition to domestic bank obligations such as certificates of deposit; demand and time deposits, and bankers' acceptances, the Prime Money Market Fund may invest in:

    . Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

    . Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and

    . Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

    FUTURES AND OPTIONS TRANSACTIONS. All of the Funds except the money market funds may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

    As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

    The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

    Futures Contracts. The Funds except the money market funds may enter into futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

    Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

    The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price.
Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Sub-Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

    Stock Index Options. The Funds other than Fifth Third Money Market Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

    The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

    Put Options on Financial Futures Contracts. The Funds other than Fifth Third Money Market Funds may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Sub-Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

    Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entities (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

    Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

    The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

    Call Options on Financial Futures Contracts. The Funds other than the Fifth Third Money Market Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.

    In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

    Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

    The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

    Limitation on Open Futures Positions. A Fund will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

    "Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

    A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin, " equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions.

    The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

    Purchasing Put Options on Portfolio Securities. The Funds other than the Fifth Third Money Market Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

    Writing Covered Call Options on Portfolio Securities. The Funds other than the Fifth Third Money Market Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

    Over-the-Counter Options. The Funds other than the Fifth Third Money Market Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The U.S. Government Securities Fund, the Quality Bond Fund, the Balanced Fund and the Bond Fund For Income may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

    The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

    CONVERTIBLE SECURITIES. The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the International Equity Fund and the Equity Income Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

    WARRANTS. The Quality Growth Fund, the Mid Cap Fund, the Balanced Fund, the International Equity Fund, and the Equity Income Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

    MUNICIPAL SECURITIES. The Ohio Tax Free Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus.

    Examples of Municipal Securities are:

    . governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;

    .   municipal notes and tax-exempt commercial paper;

    .   serial bonds;

    . tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

    . bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;

    . pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

    .   general obligation bonds.

    PARTICIPATION INTERESTS. The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in participation interests. The financial institutions from which the Ohio Tax Free Fund, the Municipal Bond Fund, and the Tax Exempt MM Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

    VARIABLE RATE MUNICIPAL SECURITIES. The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt MM Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

    MUNICIPAL LEASES. The Ohio Tax Free Fund, the Municipal Bond Fund, and the Tax Exempt MM fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

    CASH. From time to time, such as when suitable securities are not available, the Funds may invest a portion of their assets in cash. Any portion of a Fund's assets maintained in cash will reduce the Fund's return and, in the case of a bond fund and money market fund, the Fund's yield.

    FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may engage in foreign currency transactions.

    Currency Risks. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

    The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

    Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.

    The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

    Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

    When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

    A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise their put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

    Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

    Foreign Currency Futures Transactions. By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

    Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

    U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

    .   the full faith and credit of the U.S. Treasury;

    .   the issuer's right to borrow from the U.S. Treasury;

    . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

    Variable Rate U.S. Government Securities. Some of the short-term U.S. government securities that the money market Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

    Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

    REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

    REVERSE REPURCHASE AGREEMENTS. The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

    When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

    LENDING OF PORTFOLIO SECURITIES. Each Fund (other than U.S. Treasury MM
Fund) may lend portfolio securities. The collateral received when a fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

    RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

    The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER

    The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the money market funds:


                                     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                       JULY 31, 1999        JULY 31, 1998
                                    ------------------    -----------------

     Government Securities Fund                       %                    %
     Quality Bond Fund                                %                    %
     Ohio Tax Free Fund                               %                    %
     Quality Growth Fund                              %                    %
     Mid Cap Fund                                     %                    %
     Balanced Fund                                    %                    %
     International Equity Fund                        %                    %
     Equity Income Fund                               %                    %
     Bond Fund For Income                             %                    %
     Municipal Bond Fund                              %                    %
     Cardinal Fund                                    %                    %
     Pinnacle Fund                                    %                    %

    The increases in portfolio turnover for each of the [EXPLAIN].

INVESTMENT LIMITATIONS

    ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed and except to the extent that a Fund (with the exception of Ohio Tax Free Fund and Municipal Bond Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. No Fund (other than the Prime MM Fund and U.S. Treasury MM
Fund) will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

    SELLING SHORT AND BUYING ON MARGIN. The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

    The deposit or payment by the Funds (with the exception of Ohio Tax Free Fund and Municipal Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

    PLEDGING ASSETS. The Prime MM Fund will not [mortgage, pledge or hypothecate any assets.] The other Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. The Government MM Fund, Tax Exempt MM Fund and U.S. Treasury MM Fund only may pledge having a value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

    INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds (with the exception of Ohio Tax Free Fund, Government Securities Fund and Municipal Bond Fund) may engage in transactions involving futures contracts or options on futures contracts.

    INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds (with the exception of Government Securities Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

    DIVERSIFICATION OF INVESTMENTS. With respect to 75% of the value of their respective total assets (and with respect to 100% of their total assets with respect to Tax Exempt MM Fund, Government MM Fund and U.S. Treasury MM Fund) a Fund (with the exception of Ohio Tax Free Fund), will not purchase securities issued-by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of their total assets would be invested in the securities of that issuer. A Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

    DEALING IN PUTS AND CALLS. The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt MM Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

    CONCENTRATION OF INVESTMENTS. The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund and International Equity Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

    The Prime MM Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime MM Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime MM Fund will not invest more than 25% of its net assets in instruments of foreign banks.

    The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt MM Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of their respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Funds may invest as temporary investments more than 25% of the value of their respective assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

    UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

    The above limitations cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

    INVESTING IN RESTRICTED SECURITIES. The Funds will not invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

    INVESTING IN ILLIQUID SECURITIES. The Funds other than the money market funds, will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days. The money market funds will not invest more than 10% of the value of their respective net assets in illiquid securities.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. With respect to 100% of their total assets (and for the Tax Exempt MM Fund, with respect to 75% of that Fund's total Assets), the Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

    INVESTING IN NEW ISSUERS. The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund and the Prime MM Fund will not invest more than 5% of the value of their respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

    The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt MM Fun will not invest more that 5% of the value of their respective total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

    INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST. No Fund (other than the U.S. Treasury MM Fund, the Prime MM Fund and the Government MM Fund) may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

    INVESTING IN MINERALS. No Fund (other than the U.S. Treasury MM Fund or the Government MM Fund may purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

    INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Prime MM Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Tax Exempt Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

    ARBITRAGE TRANSACTIONS. No Fund (other than the money market funds) may enter into transactions for the purpose of engaging in arbitrage.

    PURCHASING SECURITIES TO EXERCISE CONTROL. No Fund (other than the money market funds) may purchase securities of a company for the purpose of exercising control or management.

    INVESTING IN WARRANTS. The Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, and Equity Income Fund may not invest more than 5% of their net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, a Fund will limit its investment in such warrants not listed on the New York or American Stock Exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

    INVESTING IN PUT OPTIONS. The International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the

Fund's portfolio or unless the Fund in entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

    WRITING COVERED CALL OPTIONS. The International Equity Fund will not write call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

    Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

    The Ohio Tax Free Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

INVESTMENT RISKS (OHIO TAX FREE FUND)

    The economy of the State of Ohio is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. During the past decade, competition in various industries in the State of Ohio has changed from being domestic to international in nature. In addition, these industries may be characterized as having excess capacity in particular product segments. The steel industry, in particular, and the automobile industry, to a lesser extent, share these characteristics. Because the State of Ohio and certain underlying municipalities have large exposure to these industries and their respective after markets, trends in these industries may, over the long term, impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

    Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the rating agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

    The state ended fiscal year 1993 with a positive budgetary fund balance of over $100 million. The 1994-1995 biennial budget was formulated with reasonable revenue assumptions.

The state implemented a revenue enhancement package in January of 1993 that increased the cigarette tax and the income tax bracket for incomes over $200,000, broadened the sales tax base and capped tax distributions to local governments. These and other minor revenue enhancements are budgeted to add $912 million of additional revenue to the 1994-1995 biennial budget. The state's fund balance reserve levels continue to be minimal but the state has demonstrated its ability to manage with limited financial flexibility.

    The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. When these procedures are invoked, the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty-two cities and villages, including the city of Cleveland; in sixteen of these communities, the fiscal situation has been resolved and the procedures terminated.

[UPDATE]

    The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.


                          FIFTH THIRD FUNDS MANAGEMENT

OFFICERS AND TRUSTEES

    Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. None of the Trustees are "interested persons" of Fifth Third Bank (the "Advisor"), Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership, as that term is defined in
Section 2(a)(19) of the 1940 Act.

    Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

    Edward Burke Carey, 394 East Town Street, Columbus, OH 43215.  Birthdate:
    July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

    Lee A. Carter, 425 Walnut Street, Cincinnati, OH 45202. Birthdate: December 17, 1938. Member of the Board of Trustees, formerly President, Local Marketing Corporation (retired December 31, 1993).

    Stephen G. Mintos, 3435 Stelzer Road, Columbus, Ohio 43219-3035.  Birthdate:
    February 5, 1954. President of the Trust, employee of BISYS Fund Services, Inc.

    Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035.  Birthdate:
    May 19, 1959. Vice President of the Trust, and formerly the Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

    Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035.  Birthdate:
    _________. Secretary of the Trust, and employee of BISYS Fund Services, Limited Partnership.

    Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035.  Birthdate:
    _________. Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

    Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035.  Birthdate:
    _________. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

TRUST OWNERSHIP

    Officers and Trustees own less than 1% of the outstanding Shares of each Fund.

    Fifth Third Bank, as nominee for numerous trust and agency accounts, was the owner of record of more than 5% of the outstanding Shares of each Fund as of August 31, 1999. The following list indicates the extent of its ownership for each Fund.

     Government Securities Fund:              shares                   %
     Quality Bond Fund:                       shares                   %
     Ohio Tax Free Fund:                      shares                   %
     Quality Growth Fund:                     shares                   %
     Mid Cap Fund:                            shares                   %
     Balanced Fund:                           shares                   %
     International Equity Fund:               shares                   %
     Equity Income Fund:                      shares                   %
     Bond Fund For Income:                    shares                   %
     Municipal Bond Fund:                     shares                   %


TRUSTEES' COMPENSATION

                                                   Aggregate Compensation
Name and Position with Trust                             from Trust*+
----------------------------                       -----------------------
Edward Burke Carey, Trustee                             $
Lee A. Carter, Trustee                                  $
Albert E. Harris, Trustee, Chairman of the Board        $

___________________

* Information is furnished for the fiscal year ended July 31, 1999. The Trust is the only investment company in the Fund complex.

+ The aggregate compensation is provided for the Trust which is comprised of sixteen portfolios.

TRUSTEE LIABILITY

     The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISERS TO THE TRUST

     The Trust's investment advisers to all Funds other than the Pinnacle Fund is Fifth Third Bank. It provides investment advisory services through its Trust and Investment Division. The Trust's adviser to the Pinnacle Fund is Heartland. Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

     Neither adviser shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by Fifth Third Bank and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's, Heartland's or affiliates' lending relationship with an issuer.

ADVISORY FEES

     For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived by the Advisor for the fiscal years ended July 31, 1999, July 31, 1998, and July 31, 1997:


                                      YEAR ENDED        AMOUNT       YEAR ENDED       AMOUNT      YEAR ENDED     AMOUNT
   FUND NAME                         JULY 31, 1999   WAIVED-1999   JULY 31, 1998   WAIVED-1998  JULY 31, 1997  WAIVED-1997
 Government Securities Fund
 Quality Bond Fund
 Ohio Tax Free Fund
 Quality Growth Fund
 Mid Cap Fund
 Balanced Fund
 International Equity Fund
 Equity Income Fund$
 Bond Fund For Income
 Municipal Bond Fund
 Cardinal Fund
 Pinnacle Fund
 Government MM Fund
 Prime MM Fund
 Tax Exempt MM Fund
 U.S. Treasury MM Fund

SUB-ADVISOR

  Morgan Stanley Asset Management, Inc. is the sub-advisor to International Equity Fund under the terms of a Sub-Advisory Agreement between Fifth Third Bank and Morgan Stanley Asset Management, Inc.

SUB-ADVISORY FEES

  For its sub-advisory services, Morgan Stanley Asset Management, Inc. receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

  For the year ended July 31, 1997, the Sub-Advisor earned fees from International Equity Fund of $_____ of which $______ was waived. For the year ended July 31, 1998, the Sub-Advisor earned fees from International Equity Fund of $______, of which $______ was waived. For the year ended July 31, 1999, the Sub-Advisor earned fees from International Equity Fund of $______ of which $0.00 was waived.

ADMINISTRATIVE SERVICES

  BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectus. The following shows all fees earned by BISYS and the amounts of those fees that were voluntarily waived. For the years ended July 31, 1997 and July 31, 1998 and July 31, 1999:

                                 YEAR ENDED        AMOUNT      YEAR ENDED        AMOUNT      YEAR ENDED       AMOUNT
  FUND NAME                     JULY 31, 1999   WAIVED-1999   JULY 31, 1998   WAIVED-1998   JULY 31, 1997   WAIVED-1997
 Government Securities Fund
 Quality Bond Fund
 Ohio Tax Free Fund
 Quality Growth Fund
 Mid Cap Fund
 Balanced Fund
 International Equity Fund
 Equity Income Fund$
 Bond Fund For Income
 Municipal Bond Fund
 Cardinal Fund
 Pinnacle Fund
 Government MM Fund
 Prime MM Fund
 Tax Exempt MM Fund
 U.S. Treasury MM Fund

  Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1997, July 31, 1998 and July 31, 1999, Fifth Third Bank earned the following sub-administrative fees:

                                   YEAR ENDED      YEAR ENDED      YEAR ENDED
           FUND NAME              JULY 31, 1997   JULY 31, 1998   JULY 31, 1999

  Government Securities Fund       $               $               $
  Quality Bond Fund                $               $               $
  Ohio Tax Free Fund               $               $               $
  Quality Growth Fund              $               $               $
  Mid Cap Fund                     $               $               $
  Balanced Fund                    $               $               $
  International Equity Fund        $               $               $
  Equity Income Fund               $               $               $
  Bond Fund for Income             $               $               $
  Municipal Bond Fund              $               $               $
  Cardinal Fund                    $               $               $
  Pinnacle Fund                    $               $               $
  Government MM Fund               $               $               $
  Prime MM Fund                    $               $               $
  Tax Exempt MM Fund               $               $               $
  U.S. Treasury MM Fund            $               $               $

  Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For fiscal years ended July 31, 1997, July 31, 1998 and July 31, 1999, those fees were $_____, $______ and $______, respectively, of which $_______, $________ and $________, respectively was waived.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

  Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

  Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

                             BROKERAGE TRANSACTIONS

  When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisers and Sub-Advisor look for prompt execution of the order at a favorable price. In working with dealers, the Advisors and Sub-Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors and Sub-Advisor make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

  The Advisors and Sub-Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and Sub-Advisor and may include, advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

  The Advisors and Sub-Advisor and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: [UPDATE].

  Research services provided by brokers may be used by the Advisors and Sub-Advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors and Sub-Advisor or their affiliates might otherwise have paid, it would tend to reduce their expenses.

  Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors and Sub-Advisor, investments of the type the Funds may quake may also be made by those other accounts. When one of the Funds and one or more other accounts managed by the Advisors and Sub-Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors and Sub-Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

  For the fiscal years ended July 31, 1997, July 31, 1998, and for the period from August 1, 1998 (the date Morgan Stanley Trust Company no longer served as subcustodian with respect to the assets of the International Equity Fund) to May 26 1999, Morgan Stanley & Co. Incorporated, an affiliate of the International Equity Fund, earned $__, $____ and $_______, respectively, in brokerage commissions, representing ____%, ______% and _____%, respectively, of the total brokerage commissions paid by the Fund. These transactions with Morgan Stanley & Co. Incorporated amounted to ____%, _____% and ______%, respectively, of the value of the Fund's securities transactions on which commissions were paid. Morgan Stanley & Co. Incorporated executed trades for the Fund in Indonesia which, in general, involve higher transaction costs than trades done in such other markets as Japan or the European countries, which accounts for the differences in these percentages.

  During the fiscal year ended July 31, 1999, some of the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:
[UPDATE]

                               PURCHASING SHARES

  Shares of the Funds are sold at their net asset value with an applicable sales charge or contingent deferred sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES
ONLY)

  With respect to Investment A Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

  The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

  Pursuant to the Plan, with respect to Investment A Shares, the Funds are authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.35% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month. As of the date of this Statement of Additional Information, the Funds are not accruing or paying l2b-I fees for Investment A Shares. The Funds do not intend to accrue or pay 12b- I fees with respect to Investment A Shares until either separate classes of shares have been created for certain fiduciary investors for the Funds or a determination is made that such investors will be subject to the 12b-1 fees.

  Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 1999, the distributor received $___________ pursuant to the Plan, [all of which was paid to BHC Securities, Inc. for its distribution services with respect to the sale of Investment C Shares under a l2b-1 Agreement with the Trust].

  With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

  For the fiscal year ended July 31, 1999, the Funds paid $________ to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

CONVERSION TO FEDERAL FUNDS

  It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal finds.

EXCHANGING SECURITIES FOR FUND SHARES

  Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the advisor.

  A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

  Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

                          DETERMINING NET ASSET VALUE

  Net asset values of the Funds generally, other than the money market funds, change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus. The money market funds attempt to maintain a net asset value per share of $1.00.

DETERMINING MARKET VALUE OF SECURITIES

  The value of the Funds' portfolio securities (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and the money market funds) are determined as follows:

  . for equity securities, according to the last sale price on a national securities exchange, if available;

  . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

  .  for unlisted equity securities, the latest bid prices;

  . for bonds and other fixed income securities, as determined by an independent pricing service;

  . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

  . for all other securities, at fair value as determined in good faith by the Board of Trustees.

  Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

  The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

VALUING MUNICIPAL BONDS

  With respect to Ohio Tax Free Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

  The Trustees have decided that the fair value of debt securities authorized to be purchased by the money market funds and by the other Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES

  For the money market funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% of 1% between the two value. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

  For the money market funds, the Rule requires that a money market fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by a money market fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a money market fund.

  Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a money market fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

  A money market fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

  In periods of declining interest rates, the indicated daily yield on shares of a money market fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

  In periods of rising interest rates, the indicated daily yield on shares of a money market fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

  Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, International Equity Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                REDEEMING SHARES

  Shares are redeemed at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than [$5,000].

  Investment C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

REDEMPTION IN KIND

  The Trust has elected to be governed by Rule 18f- I of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

  Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

                                   TAX STATUS

THE FUNDS' TAX STATUS

  The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

  With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt MM Fund, shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

  With respect to Ohio Tax Free Fund, Municipal Bond Fund and the Tax Exempt MM Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

CAPITAL GAINS

  With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt MM Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

  With respect to Ohio Tax Free Fund and Municipal Bond Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: the availability of higher relative yields; differentials in market values; new investment opportunities; changes in creditworthiness of an issuer; or an attempt to preserve gains or limit losses.

  Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

STATE AND LOCAL TAXES

  The Government Cash Reserves Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantages to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

FOREIGN TAXES

  Investment income on certain foreign securities in which International Equity Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.


                                  TOTAL RETURN

  [INSERT TABLES]

                                     YIELD

  [INSERT TABLES]

                             TAX-EQUIVALENT YIELD

  [INSERT TABLES]

TAX EQUIVALENCY TABLE

  The Ohio Tax Free Fund and Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the State of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicates, a "tax-free" investment in the Ohio Tax Free Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                 TAXABLE YIELD EQUIVALENT FOR 1999  -- [UPDATE]
                                 STATE OF OHIO

                              FEDERAL TAX BRACKET:

                    15.00%      28.00%      31.00%       36.00%     39.60%

                    COMBINED FEDERAL AND  STATE TAX BRACKET:

                    19.457%     33.201%     37.900%      43.500%    47.100%

        SINGLE       $1-        $23,351-    $56,551-     $117,951-   OVER
        RETURN      23,350       56,550     117,950       256,500   256,500

      Tax-Exempt Yield                Taxable Yield Equivalent

            1.50%         1.86%     2.25%      2.42%      2.65%      2.84%
            2.00%         2.48%     2.99%      3.22%      3.54%      3.78%
            2.50%         3.10%     3.74%      4.03%      4.42%      4.73%
            3.00%         3.72%     4.49%      4.83%      5.31%      5.67%
            3.50%         4.35%     5.24%      5.64%      6.19%      6.62%
            4.00%         4.97%     5.99%      6.44%      7.08%      7.56%
            4.50%         5.59%     6.74%      7.25%      7.96%      8.51%
            5.00%         6.21%     7.49%      8.05%      8.85%      9.45%
            5.50%         6.83%     8.23%      8.86%      9.73%     10.40%
            6.00%         7.45%     8.98%      9.66%     10.62%     11.34%

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

     The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Bond Fund Shares.

     * Some portion of Ohio Tax Free Fund's and Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                            PERFORMANCE COMPARISONS

     Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

     Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

     Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     .    Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DRA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DRA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

     .    Europe, Australia, and Far East (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

     .    Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Quality Bond and Bond Fund For Income)

     .    Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than$50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

     .    Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

     .    Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

     .    Lehman Brothers Intermediate Government/Corporate Bond Index: An
unmanaged index comprised of all the bonds issued by the Lehman Brothers

Government/Corporate Bond Index with maturities between I and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond, Government Securities, and Bond Fund For Income)

     .    Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities - have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

     .    Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

     .    Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between I and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

     .    Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Balanced, Quality Bond, and Bond Fund For Income)

     .    Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e. BBB/Baa or better). (Balanced, Quality Bond and Bond Fund For Income)

     .    Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

     .    Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)

     .    Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

     .    Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Quality Bond, and Bond Fund For Income)

     .    Salomon Brothers 3-5 Year Government Index quotes total returns for
U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

     .    S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

     .    S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

     .    Standard & Poor's Ratings Group Daffy Stock Price Indices of 500 and
400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

     .    Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap
Fund)

     Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

     The financial statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Reports to Shareholders of Fifth Third Funds dated July 31, 1999. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

     AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier I indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- I +.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

     SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

     MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-I+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

     .    Leading market positions in well-established industries.

     .    High rates of return on funds employed.

     .    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     .    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     .    Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

         (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996)
         (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996)
         (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)
          (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998)
           (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
          (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
          (vii)  Amendment No. 14 to the Declaration of Trust (filed herewith)

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

(c)  Not applicable

(d) (i) Investment Advisory Contract of the Registrant through and including Exhibit J (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

               (A) Exhibits K-M to Investment Advisory Contract of Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

               (B) Exhibits N-0 to Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

         (ii) Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994)

        (iii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
               1998).

(e) (i) Distribution Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996)

               (A) Amended Schedules A-C to Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                    1998).

         (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996)

               (A) Amended Exhibit A to Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                    1998).

(f)  Not applicable

     (g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997);

               (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

               (B) Amendment dated May 18, 1999 to the Custody Agreement (included herewith)

          (ii) [Foreign] Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (included herewith)

            (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (included herewith)

            (B)  [Foreign Custody Manager] Letter Agreement dated May 25,
                         1999 between the Registrant and Fifth Third Bank (included herewith)

     (h) (i) Transfer Agency and Accounting Services Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

               (A) Amended Schedule A to Transfer Agency and Accounting Services Agreement

          (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
               1997)

               (A) Amended Schedule A to Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

         (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

               (A) Amended Schedule A to Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                    1998).

     (i) Opinion and Consent of counsel as to legality of shares being registered (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
                       --

     (j) (i) Consent of Ernst & Young LLP (to be filed concurrently with effectiveness)

     (k)  Not applicable

     (l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

     (m) (i) Amended Rule l2b-1 Plan through and including Exhibits A and B (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
               1998).

          (ii) Form of Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form
               N-1A filed on or about October 30, 1998).

     (n) Financial Data Schedules (incorporated by reference to Registrant's Form N-SAR filed on or about September 29, 1999)

     (o) Amended and Restated Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).


Item 24. Persons Controlled by or Under Common Control with Registrant

     None

Item 25. Indemnification

     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Adviser

FIFTH THIRD BANK

                                                                        Other Substantial
                                     Position with                      Business, Profession,
Name                                 Fifth Third Bank                   Vocation or Employment
----                                 ----------------                   -----------------------
George A. Schaefer, Jr.              President, Chief Executive Officer
                                     and Director                       None
Stephen J. Schrantz                  Executive Vice President           None
P. Michael Brumm                     Executive Vice President           None
Michael K. Keating                   Executive Vice President,
                                     Trust Officer and Secretary        None
Robert P. Niehaus                    Executive Vice President           None
Michael D. Baker                     Executive Vice President           None
James J. Hudepohl                    Executive Vice President           None
Gerald L. Wissel                     Executive Vice President and
                                     Director of Audit                  None
Henry W. Hobson, III                 Senior Vice President              None
J. Patrick Bell                      Senior Vice President              None



Tom A. Bobenread                     Senior Vice President              None
Edward H. Silva, Jr.                 Senior Vice President              None
Neal E. Arnold                       Senior Vice President and
                                     Chief Financial Officer            None
Paul L. Reynolds                     Senior Vice President, General
                                     Counsel and Assistant Secretary    None
James D. Berghausen                  Senior Vice President & Chief      None
                                     Investment Officer
Barry L. Boerstler                   Senior Vice President              None
Richard A. Bondie                    Senior Vice President              None
Roger W. Dean                        Senior Vice President & Bancorp
                                     Controller                         None
Diane L. Dewbrey                     Senior Vice President & Cashier    None
Sandra L. Lobert                     Senior Vice President & Trust
                                     Officer                            None
William J. Moran                     Senior Vice President              None
Ronald A. Stahl                      Senior Vice President & Trust
                                     Officer                            None
Darryl F. Allen                      Director                           Chairman, President and CEO,
                                                                        Aeroquip Vickers, Inc.
John F. Barrett                      Director                           President and CEO, The Western-
                                                                        Southern Life Insurance Company
Gerald V. Dirvin                     Director                           Former Executive Vice President, The
                                                                        Proctor & Gamble Company
Thomas B. Donnell                    Director                           Chairman, Fifth Third Bank of
                                                                        Northwestern Ohio
Richard T. Farmer                    Director                           Chairman, Cintas Corp.
Ivan W. Gorr                         Director                           Former Chairman and CEO, Cooper
                                                                        Tire & Rubber Co.
Joseph H. Head, Jr.                  Director                           Chairman & CEO, Atkins and Pearce
Joan R. Herschede                    Director                           Former President and CEO, The Frank
                                                                        Herschede Company
Allen M. Hill                        Director                           President and CEO, Dayton Power &
                                                                        Light, Inc.
William G. Kagler                    Director                           Former Chairman of the Executive
                                                                        Committee of the Board of Directors,
                                                                        Skyline Chili, Inc.
James D. Kiggen                      Director                           Chairman, Xtek, Inc.
Jerry L. Kirby                       Director                           Chairman, Fifth Third Bank of
                                                                        Western Ohio
Mitchel D. Livingston, Ph.D.         Director                           Vice President for Student Affairs &
                                                                        Human Resources, University of
                                                                        Cincinnati
Robert B. Morgan                     Director                           President and CEO, Cincinnati
                                                                        Financial Corp.
David E. Reese                       Director                           Chairman, Fifth Third Bank of the
                                                                        Southwest
James E. Rogers                      Director                           Vice Chairman, President & CEO,
                                                                        CINergy
Brian H. Rowe                        Director                           Chairman Emeritus, GE Aircraft
                                                                        Engines
John J. Schiff, Jr.                  Director                           Chairman, Cincinnati Financial Corp.



Donald B. Shackelford                Director                         Chairman, Fifth Third Bank of
                                                                      Columbus
Dennis J. Sullivan, Jr.              Director                         Executive Counselor, Dan Pinger
                                                                      Public Relations
Dudley S. Taft                       Director                         President, Taft Broadcasting Co.


MORGAN STANLEY ASSET MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

     Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)

John R. Alkire, Managing Director             Terence P. Carmichael, Principal
James A. Allwin, Managing Director            Arthur Certosimo, Principal
Arden C. Armstrong, Managing Director         Marc Crespi, Principal
Thomas L. Bennett, Managing Director          Jan Daikuhara, Principal
Barton M. Big-, Managing Director             Jacqueline A. Day, Principal
Francine J. Bovich, Managing Director         Dana L. Dortone, Principal
Frances Campion, Managing Director            Raye L. Dube, Principal
Stephen C. Cordy, Managing Director           Hassan Elmasry, Principal
Madhav Dhar, Managing Director                Abigail Jones Feder, Principal
Kenneth B. Dunn, Managing Director            Frits Nicolas Simon Fiena, Principal
Stephen F. Esser, Managing Director           Eugene Flood, Jr., Principal
Philip W. Friedman, Managing Director         Robert J. Formisano, Principal
J. David Germany, Managing Director           Thomas C. Frame, Principal
Nicholas J. Kovich, Managing Director         W. Blain Gern, Principal
Maryann K. Maiwald, Managing Director         William B. Gerlach, Principal
Robert J. Marcin, Managing Director           Stephen T. Golding, Principal
Robert L. Meyer, Managing Director            Robert L. Haoin, Principal
Frank P.L. Minard, Managing Director          Perry E. Hall 11, Principal
Mar-, aret B. Nayulor, Managing Director      Ellen D. Harvey, Principal
Russell C. Platt, Managing Director           John D. Hevner, Principal
Scott F. Richard, Managing Director           Kimberly L. Hirschman, Principal
Robert A. Sargent, Managing Director          Ruth A. Hughes-Guden, Principal
Gary G. Schlarbaum, Managing Director         Tracey H. Ivey, Principal
Vinod R. Sethi, Managing, Director            Timothy D. Jansen, Principal
Dennis G. Sherva, Managing Director           Margaret Kinsley Johnson, Principal
James L. Tanner, Managing Director            James Jolinger, Principal
Horacio A. Valeiras, Managing Director        Michael F. Klein, Principal
James R. Tanner, Managing Director            Paul W. Klug, Jr., Principal
Mama C. Whittington, Managing Director        George Kosby, Principal
Richard G. Woolworth, Jr., Managing Director  Steven K. Kreider, Principal
Richard B. Worley, Managing Director          Michael B. Kushma, Principal
Warren J. Ackerman, 111, Principal            Khoon-Min Lim, Principal
Susan S. Akers, Principal                     Marianne J. Lippmann, Principal
Robert E. Angevine, Principal                 William David Lock, Principal
W. David Armstrong, Principal                 Jeremy Lodewick, Principal
Eileen M. Barron, Principal                   Gordon W. Loery, Principal
Gerald P. Barth-Wehrenalp, Principal          Yvonne Lonorley, Principal
Glenn E. Becker, Principal                    Andrew John Mack, Principal
Richard M. Behler, Principal                  Gary J. Mangino, Principal
Stephen H. Belgrad, Principal                 An-elo G. Maniowoekis, Principal
William Bentley, Principal                    James J. Manley, Principal
Theodore R. Bigman, Principal                 Jeffrey Margolis, Principal
E. Clayton Boggs, Principal                   Ian Martin, Principal
Stuart H. Bohart, Principal                   M. Paul Martin, Principal
Richard F. Brereton, Principal                Teresa E. Martini, Principal
Andrew C. Brown, Principal                    Walter Maynard, Jr., Principal
Jeffry P. Brown, Principal                    Phoebe Mcbee, Principal
Angelica T. Cantlon, Principal                Alexis C. McCarthy, Principal


Mary Ann Milias St. Peter, Principal
Milesh Modi, Principal
Paul F. O'Brien, Principal
Yoshiro Okawa, Principal
Wayne D. Peterson, Principal
Christopher G. Petrow, Principal
Andreas Ludwig J. Povell, Principal
Akash Prakash, Principal
Narayan Rachmachandran, Principal
Gail H. Reeke, Principal
Ronald R. Reese, Principal
Christine 1. Reilly, Principal
Christian G. Roth, Principal
Stepano Russo, Principal
James D. Schmid, Principal
James H. Scott, Principal
Kiat Seng Seah, Principal
Roberto M. Sella, Principal
Stephen C. Sexauer, Principal
Andy B. Skov, Principal
Kim 1. Spellman, Principal
Joseph P. Stadler, Principal
Kunihiko Sugio, Principal
Ram K. Sunclaram, Principal
Ann D. Thivierge, Principal
Lorraine Truten, Principal
Elizabeth A. Vale, Principal
Roberto Vedovetto, Principal
Marjorie M. Wilcox, Principal
Ram Willner, Principal
Philip W. Winters, Principal
Bruce Wolfe, Principal
Peter John Wri-ght, Principal
Alford E. Zick, Principal


HEARTLAND CAPITAL MANAGEMENT, INC.

                                                          Other Substantial
                    Position with                         Business, Profession,
Name                Heartland                             Vocation or Employment
----                ---------                             ----------------------
Robert D. Markley   President and Chief Executive
                    Officer                               None
Thomas F. Maurath   Executive Vice President              None

Item 27. Principal Underwriters

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth

     Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Govenor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Republic Advisors Funds Trust, The Republic Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of September 1, 1999 were as follows:


Name and Principal                                             Positions and Offices with
Business Address             Positions and Offices with BISYS  Registrant
------------------           --------------------------------  ----------

The BISYS Group, Inc.        Sole shareholder of BISYS Fund    None
150 Clove Road               Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner              None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson          Executive Officer                 None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber               Senior Vice President             None
3435 Stelzer Road            Business Development
Columbus, Ohio 43219         Fund Services Division

Stephen G. Mintos            Executive Vice President          President
3435 Stelzer Road            General Manager
Columbus, Ohio 433219        Fund Services Division

Kenneth B. Quintenz          Executive Officer                 None
3435 Stelzer Road
Columbus, Ohio 43219


(c)  Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

     Fifth Third Funds (Registrant)
     3435 Stelzer Road
     Columbus, Ohio 43219-3035

     Fifth Third Bank (Advisor, Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
     38 Fountain Square Plaza
     Cincinnati, Ohio 45263

     BISYS (Administrator)
     3435 Stelzer Road
     Columbus, Ohio 43219-3035

     Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle
     Fund)
     36 South Pennsylvania Street, Suite 610
     Indianapolis, Indiana 46204

     Morgan Stanley Asset Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
     1221 Avenue of the Americas
     New York, New York 10020

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

     Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 1st day of October 1999.

                              FIFTH THIRD FUNDS



                              BY:
                                 ----------------------------------
                                  Stephen G. Mintos, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on October 1, 1999.


                                    President and Trustee (Principal Executive Officer)
---------------------------------
Stephen G. Mintos


                                    Treasurer (Principal Financial and
----------------------------------  Accounting Officer)
Gary R. Tenkman


               **                   Trustee
----------------------------------
Edward Burke Carey


               **                   Trustee
----------------------------------
Lee A. Carter

               **                   Chairman and Trustee
---------------------------------
Albert E. Harris



**Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney previously filed and incorporated herein by reference.


By:
   --------------------------------------------
     Stephen G. Mintos, Attorney-in-fact

                                 EXHIBIT INDEX


Exhibit  a   (v)     Amendment No. 14 to the Declaration of Trust
Exhibit  g   (i)(B)  Amendment to Custody Agreement
Exhibit  g   (ii)    [Foreign] Custody Agreement
Exhibit  g   (ii)(A) Foreign Custody Manager Agreement
Exhibit  g   (ii)(B) [Foreign Custody Manager] Letter Agreement